LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.77%
Aerospace & Defense–2.32%
†AAR Corp.	1,723	$188,600
†AerSale Corp.	2,639	16,415
†Astronics Corp.	3,366	224,629
†ATI, Inc.	7,094	1,031,893
†Axon Enterprise, Inc.	562	238,676
†Boeing Co.	3,184	633,711
BWX Technologies, Inc.	2,670	545,988
†Byrna Technologies, Inc.	1,046	9,602
Cadre Holdings, Inc.	1,313	40,283
Carpenter Technology Corp.	1,645	648,377
†CPI Aerostructures, Inc.	2,723	10,674
Curtiss-Wright Corp.	840	572,141
†Ducommun, Inc.	1,095	133,590
FTAI Aviation Ltd.	253	61,985
General Dynamics Corp.	2,929	1,005,291
General Electric Co.	8,654	2,455,746
HEICO Corp.	1,816	435,595
Hexcel Corp.	2,288	185,168
Howmet Aerospace, Inc.	2,519	580,529
Huntington Ingalls Industries, Inc.	1,605	609,739
†Innovative Solutions & Support, Inc.	1,699	34,880
†Kratos Defense & Security Solutions, Inc.	7,221	509,153
L3Harris Technologies, Inc.	3,347	1,155,217
Leonardo DRS, Inc.	4,225	188,097
†Loar Holdings, Inc.	456	26,124
Lockheed Martin Corp.	3,294	1,990,861
†Mercury Systems, Inc.	2,952	215,230
Moog, Inc. Class A	1,456	426,084
National Presto Industries, Inc.	415	56,880
Northrop Grumman Corp.	1,689	1,152,303
Park Aerospace Corp.	1,422	38,934
RTX Corp.	16,144	3,114,178
Textron, Inc.	6,314	552,854
TransDigm Group, Inc.	270	312,919
†V2X, Inc.	700	47,950
VSE Corp.	1,078	198,783
Woodward, Inc.	1,849	661,794
		20,310,873
Air Freight & Logistics–0.53%
CH Robinson Worldwide, Inc.	5,349	888,309
Expeditors International of Washington, Inc.	5,175	741,215
FedEx Corp.	4,141	1,474,941
†GXO Logistics, Inc.	4,314	223,681
Hub Group, Inc. Class A	2,885	103,975
†Radiant Logistics, Inc.	4,220	29,751
United Parcel Service, Inc. Class B	12,357	1,215,682
		4,677,554
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.41%
†Adient PLC	4,510	$91,147
†Aptiv PLC	4,752	329,979
Autoliv, Inc.	4,792	503,927
BorgWarner, Inc.	11,812	640,919
†Cooper-Standard Holdings, Inc.	1,627	45,345
Dana, Inc.	7,664	257,894
†Dauch Corp.	7,274	43,135
†Dorman Products, Inc.	1,581	164,993
†Fox Factory Holding Corp.	1,929	31,751
Garrett Motion, Inc.	3,700	67,229
Gentex Corp.	8,982	196,257
†Gentherm, Inc.	1,650	45,837
†Goodyear Tire & Rubber Co.	13,734	91,056
†Holley, Inc.	2,321	7,125
LCI Industries	1,626	199,965
Lear Corp.	2,101	254,389
†Mobileye Global, Inc. Class A	3,521	24,189
†Motorcar Parts of America, Inc.	2,131	23,569
Patrick Industries, Inc.	2,134	237,023
Phinia, Inc.	2,304	157,686
†QuantumScape Corp.	1,307	8,339
Standard Motor Products, Inc.	1,116	38,770
†Stoneridge, Inc.	2,012	9,718
†Strattec Security Corp.	351	27,497
Visteon Corp.	1,029	93,752
†XPEL, Inc.	810	35,851
		3,627,342
Automobiles–0.68%
Ford Motor Co.	92,515	1,067,623
General Motors Co.	22,884	1,704,858
Harley-Davidson, Inc.	6,258	126,537
†Lucid Group, Inc.	1,718	16,373
†Rivian Automotive, Inc. Class A	21,044	316,712
†Tesla, Inc.	6,510	2,420,093
Thor Industries, Inc.	3,123	249,496
Winnebago Industries, Inc.	1,257	38,954
		5,940,646
Banks–5.68%
1st Source Corp.	1,869	129,353
ACNB Corp.	300	14,361
†Affinity Bancshares, Inc.	675	15,026
Amalgamated Financial Corp.	896	34,828
Amerant Bancorp, Inc.	828	18,249
Ameris Bancorp	4,264	332,549
Ames National Corp.	508	14,336
Arrow Financial Corp.	1,317	44,212
Associated Banc-Corp.	9,472	244,946
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	7,696	$275,055
Auburn National BanCorp, Inc.	502	11,980
†Axos Financial, Inc.	3,730	317,386
Banc of California, Inc.	3,200	56,256
BancFirst Corp.	2,190	237,615
†Bancorp, Inc.	2,786	149,692
Bank of America Corp.	67,858	3,308,077
Bank of Hawaii Corp.	2,642	196,169
Bank of Marin Bancorp	1,102	28,244
Bank of NT Butterfield & Son Ltd.	2,927	153,609
Bank of the James Financial Group, Inc.	308	6,345
Bank OZK	7,291	334,584
Bank7 Corp.	716	28,554
BankUnited, Inc.	4,542	205,117
Bankwell Financial Group, Inc.	404	19,602
Banner Corp.	1,939	117,659
Bar Harbor Bankshares	748	24,273
BayCom Corp.	1,762	52,375
BCB Bancorp, Inc.	920	8,262
Beacon Financial Corp.	6,537	196,110
†Blue Foundry Bancorp	1,892	25,050
Blue Ridge Bankshares, Inc.	816	3,427
BOK Financial Corp.	3,149	403,261
†Bridgewater Bancshares, Inc.	1,259	22,284
†Broadway Financial Corp.	1,737	12,611
Burke & Herbert Financial Services Corp.	226	14,078
Business First Bancshares, Inc.	727	19,658
†BV Financial, Inc.	437	8,364
Byline Bancorp, Inc.	1,200	37,884
C&F Financial Corp.	247	18,016
California BanCorp	651	11,536
Camden National Corp.	1,173	55,659
Capital Bancorp, Inc.	649	19,301
Capital City Bank Group, Inc.	1,029	44,720
Capitol Federal Financial, Inc.	10,543	75,172
†Carter Bankshares, Inc.	1,205	28,101
Cathay General Bancorp	4,575	228,109
Central Pacific Financial Corp.	1,797	57,432
CF Bankshares, Inc.	455	12,699
Chemung Financial Corp.	348	18,729
ChoiceOne Financial Services, Inc.	1,359	38,215
Citigroup, Inc.	19,125	2,168,966
Citizens & Northern Corp.	830	18,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Community Bancorp, Inc.	134	$2,653
Citizens Financial Group, Inc.	9,574	574,153
Citizens Financial Services, Inc.	349	21,341
City Holding Co.	1,056	126,213
Civista Bancshares, Inc.	1,887	43,005
CNB Financial Corp.	1,795	51,983
†Coastal Financial Corp.	985	74,959
Colony Bankcorp, Inc.	809	16,156
Columbia Banking System, Inc.	7,049	193,354
†Columbia Financial, Inc.	5,791	101,400
Commerce Bancshares, Inc.	6,757	332,444
Community Financial System, Inc.	3,307	193,956
Community Trust Bancorp, Inc.	1,576	95,695
Community West Bancshares	1,280	29,824
ConnectOne Bancorp, Inc.	4,385	117,386
Cullen/Frost Bankers, Inc.	1,764	241,809
†Customers Bancorp, Inc.	1,977	137,224
CVB Financial Corp.	8,489	164,602
Dime Community Bancshares, Inc.	3,418	115,597
Eagle Bancorp, Inc.	2,082	51,779
East West Bancorp, Inc.	6,379	681,022
Eastern Bankshares, Inc.	9,639	188,539
Enterprise Financial Services Corp.	2,260	122,289
Equity Bancshares, Inc. Class A	1,411	62,663
Esquire Financial Holdings, Inc.	464	49,880
Farmers & Merchants Bancorp, Inc.	621	15,941
Farmers National Banc Corp.	2,965	39,019
†FB Bancorp, Inc.	881	12,105
FB Financial Corp.	3,858	200,385
Fidelity D&D Bancorp, Inc.	372	16,100
Fifth Third Bancorp	22,907	1,064,259
Financial Institutions, Inc.	1,236	39,194
Finward Bancorp	301	10,926
First BanCorp	9,211	196,747
First Bancorp, Inc.	400	11,212
First Bancorp/Southern Pines NC	2,305	129,887
First Bank	702	11,232
First Busey Corp.	5,359	135,422
First Business Financial Services, Inc.	400	21,572
First Capital, Inc.	402	19,951
First Citizens BancShares, Inc. Class A	276	520,166
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Commonwealth Financial Corp.	5,443	$95,688
First Community Bankshares, Inc.	1,806	74,985
First Community Corp.	403	11,780
First Financial Bancorp	7,143	199,147
First Financial Bankshares, Inc.	5,172	152,315
First Financial Corp.	910	57,512
†First Foundation, Inc.	3,162	18,656
First Hawaiian, Inc.	7,324	180,463
First Horizon Corp.	5,344	121,629
First Internet Bancorp	281	5,727
First Interstate BancSystem, Inc. Class A	5,713	190,814
First Merchants Corp.	3,840	148,723
First Mid Bancshares, Inc.	782	32,211
†First Seacoast Bancorp, Inc.	801	10,061
First United Corp.	461	16,891
†First Western Financial, Inc.	385	9,463
†Firstsun Capital Bancorp	348	12,688
Five Star Bancorp	972	36,664
Flagstar Bank NA	3,089	40,682
Flushing Financial Corp.	2,575	39,552
FNB Corp.	22,106	369,612
Franklin Financial Services Corp.	484	24,723
FS Bancorp, Inc.	364	14,047
Fulton Financial Corp.	10,167	206,797
FVCBankcorp, Inc.	1,846	28,041
German American Bancorp, Inc.	1,832	76,559
Glacier Bancorp, Inc.	7,400	330,558
Great Southern Bancorp, Inc.	1,288	81,311
Hancock Whitney Corp.	5,726	364,116
Hanmi Financial Corp.	2,726	71,857
Hawthorn Bancshares, Inc.	432	14,554
HBT Financial, Inc.	668	17,849
Heritage Commerce Corp.	4,676	58,356
Heritage Financial Corp.	2,744	71,344
Hilltop Holdings, Inc.	4,013	143,746
Hingham Institution For Savings	65	18,580
Home Bancorp, Inc.	767	46,465
Home BancShares, Inc.	11,965	322,217
HomeTrust Bancshares, Inc.	2,018	86,068
Hope Bancorp, Inc.	7,829	87,450
Horizon Bancorp, Inc.	3,992	66,147
Huntington Bancshares, Inc.	52,208	817,055
Independent Bank Corp.	4,949	290,700
International Bancshares Corp.	3,894	262,027
Investar Holding Corp.	619	16,880
JPMorgan Chase & Co.	33,608	9,886,129
Kearny Financial Corp.	3,902	29,460
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
KeyCorp	23,443	$470,032
Lakeland Financial Corp.	1,686	96,743
Landmark Bancorp, Inc.	641	15,897
LCNB Corp.	779	12,145
Live Oak Bancshares, Inc.	2,406	79,566
M&T Bank Corp.	3,336	689,618
MainStreet Bancshares, Inc.	481	10,678
Mechanics Bancorp Class A	1,444	21,299
Mercantile Bank Corp.	1,549	78,225
Meridian Corp.	630	11,945
Metrocity Bankshares, Inc.	927	26,577
Metropolitan Bank Holding Corp.	791	65,882
Mid Penn Bancorp, Inc.	906	29,137
Midland States Bancorp, Inc.	2,021	45,089
MVB Financial Corp.	505	12,539
National Bank Holdings Corp. Class A	1,818	71,193
National Bankshares, Inc.	222	8,083
NB Bancorp, Inc.	301	6,342
NBT Bancorp, Inc.	3,446	146,731
Nicolet Bankshares, Inc.	1,140	169,427
Northeast Bank	600	67,422
Northeast Community Bancorp, Inc.	1,217	28,965
Northfield Bancorp, Inc.	4,576	61,959
Northrim BanCorp, Inc.	1,288	29,469
Northwest Bancshares, Inc.	10,280	130,453
Norwood Financial Corp.	720	21,182
Oak Valley Bancorp	1,718	55,715
OceanFirst Financial Corp.	3,787	68,317
OFG Bancorp	3,394	137,321
Ohio Valley Banc Corp.	303	13,290
Old National Bancorp	21,386	472,631
Old Second Bancorp, Inc.	1,033	20,825
OP Bancorp	1,114	14,816
†OptimumBank Holdings, Inc.	160	816
Orange County Bancorp, Inc.	440	14,071
Origin Bancorp, Inc.	1,422	58,956
Orrstown Financial Services, Inc.	843	30,415
Park National Corp.	942	153,970
Parke Bancorp, Inc.	739	20,988
Pathfinder Bancorp, Inc.	617	7,873
Pathward Financial, Inc.	1,408	125,636
PCB Bancorp	642	14,439
Peapack-Gladstone Financial Corp.	1,320	46,477
Peoples Bancorp of North Carolina, Inc.	800	31,328
Peoples Bancorp, Inc.	2,814	92,496
Peoples Financial Services Corp.	603	32,158
Pinnacle Financial Partners, Inc.	6,926	596,606
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Pioneer Bancorp, Inc.	1,588	$22,105
Plumas Bancorp	367	17,917
PNC Financial Services Group, Inc.	4,311	897,076
†Ponce Financial Group, Inc.	1,139	19,033
Popular, Inc.	4,198	563,246
Preferred Bank	998	90,509
Primis Financial Corp.	1,601	21,261
Princeton Bancorp, Inc.	477	16,108
Prosperity Bancshares, Inc.	4,370	293,577
Provident Financial Services, Inc.	8,464	179,098
QCR Holdings, Inc.	1,166	99,635
RBB Bancorp	1,258	26,883
Red River Bancshares, Inc.	400	36,176
Regions Financial Corp.	19,364	505,788
Renasant Corp.	5,559	200,847
Republic Bancorp, Inc. Class A	1,308	92,279
†Rhinebeck Bancorp, Inc.	985	15,189
Richmond Mutual BanCorp, Inc.	246	3,338
Riverview Bancorp, Inc.	1,450	7,975
S&T Bancorp, Inc.	2,054	85,919
SB Financial Group, Inc.	200	4,200
Seacoast Banking Corp. of Florida	3,281	99,381
ServisFirst Bancshares, Inc.	2,968	216,159
Shore Bancshares, Inc.	1,726	32,242
Sierra Bancorp	1,304	44,232
Simmons First National Corp. Class A	6,234	121,251
SmartFinancial, Inc.	542	21,181
South Plains Financial, Inc.	621	26,020
†Southern First Bancshares, Inc.	419	22,836
Southern Missouri Bancorp, Inc.	664	42,456
Southside Bancshares, Inc.	2,708	84,192
Southstate Bank Corp.	5,489	507,842
Stellar Bancorp, Inc.	2,888	105,730
†=Sterling Bancorp, Inc.	1,968	0
Stock Yards Bancorp, Inc.	1,461	96,850
†Texas Capital Bancshares, Inc.	2,530	240,046
TFS Financial Corp.	7,410	104,111
†Third Coast Bancshares, Inc.	784	29,659
Timberland Bancorp, Inc.	400	15,772
Tompkins Financial Corp.	1,112	87,670
Towne Bank	5,411	182,188
TriCo Bancshares	2,055	97,695
†Triumph Financial, Inc.	1,337	79,765
Truist Financial Corp.	15,133	695,664
TrustCo Bank Corp.	1,470	64,357
Trustmark Corp.	4,192	176,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	17,003	$884,326
UMB Financial Corp.	4,512	508,908
United Bancorp, Inc.	807	12,274
United Bankshares, Inc.	7,510	311,064
United Community Banks, Inc.	5,327	167,747
United Security Bancshares	2,131	22,397
Unity Bancorp, Inc.	845	43,796
Univest Financial Corp.	2,327	79,723
USCB Financial Holdings, Inc.	1,035	19,189
Valley National Bancorp	26,937	330,786
Virginia National Bankshares Corp.	307	11,727
WaFd, Inc.	4,981	156,403
Washington Trust Bancorp, Inc.	1,505	50,357
Webster Financial Corp.	8,066	559,942
Wells Fargo & Co.	32,126	2,557,551
WesBanco, Inc.	6,849	236,222
West BanCorp, Inc.	758	18,033
Westamerica BanCorp	1,867	97,364
Western Alliance Bancorp	5,374	380,748
Western New England Bancorp, Inc.	1,120	14,482
Wintrust Financial Corp.	3,133	435,299
WSFS Financial Corp.	3,405	222,891
Zions Bancorp NA	7,368	424,544
		49,762,605
Beverages–1.08%
†Boston Beer Co., Inc. Class A	359	82,714
Brown-Forman Corp. Class A	7,465	197,962
Coca-Cola Co.	43,759	3,327,872
Coca-Cola Consolidated, Inc.	4,227	810,485
Constellation Brands, Inc. Class A	2,982	447,300
Keurig Dr. Pepper, Inc.	17,346	456,720
MGP Ingredients, Inc.	1,309	24,072
Molson Coors Beverage Co. Class B	5,486	236,227
†Monster Beverage Corp.	6,800	492,728
†National Beverage Corp.	4,024	135,408
PepsiCo, Inc.	20,501	3,183,600
†Vita Coco Co., Inc.	837	40,101
†Willamette Valley Vineyards, Inc.	127	326
		9,435,515
Biotechnology–1.68%
†4D Molecular Therapeutics, Inc.	1,916	17,838
AbbVie, Inc.	8,542	1,857,800
†ACADIA Pharmaceuticals, Inc.	2,635	58,655
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Acumen Pharmaceuticals, Inc.	2,758	$6,509
†ADMA Biologics, Inc.	5,200	46,852
†Aldeyra Therapeutics, Inc.	4,058	6,858
†Alector, Inc.	1,703	3,661
†Alkermes PLC	7,678	271,494
†Allogene Therapeutics, Inc.	7,123	17,380
†Alnylam Pharmaceuticals, Inc.	358	118,451
Amgen, Inc.	7,740	2,723,319
†Anika Therapeutics, Inc.	1,049	15,211
†Arcturus Therapeutics Holdings, Inc.	271	2,092
†Arcus Biosciences, Inc.	4,104	88,646
†Beam Therapeutics, Inc.	1,208	28,787
†Biogen, Inc.	2,985	547,240
†BioMarin Pharmaceutical, Inc.	3,766	212,741
†Caribou Biosciences, Inc.	3,735	7,097
†Catalyst Pharmaceuticals, Inc.	2,500	61,900
†Celldex Therapeutics, Inc.	453	14,369
†Corbus Pharmaceuticals Holdings, Inc.	1,173	11,015
†Cullinan Therapeutics, Inc.	2,469	35,085
†Day One Biopharmaceuticals, Inc.	1,142	24,485
†Denali Therapeutics, Inc.	3,237	62,150
†Design Therapeutics, Inc.	1,353	14,396
†Emergent BioSolutions, Inc.	3,148	26,128
†Enanta Pharmaceuticals, Inc.	1,564	19,753
†Exelixis, Inc.	13,346	572,410
†Fate Therapeutics, Inc.	2,609	3,131
Gilead Sciences, Inc.	19,311	2,691,374
†GRAIL, Inc.	249	12,868
†Halozyme Therapeutics, Inc.	4,947	319,725
†Ideaya Biosciences, Inc.	349	11,629
†ImmuCell Corp.	1,420	8,989
†Incyte Corp.	3,739	351,915
†Insmed, Inc.	675	110,376
†Intellia Therapeutics, Inc.	1,899	24,345
†Kalaris Therapeutics, Inc.	135	779
†Keros Therapeutics, Inc.	180	1,987
†Kiniksa Pharmaceuticals International PLC	1,095	52,724
†Kodiak Sciences, Inc.	240	9,149
†Krystal Biotech, Inc.	803	207,431
†Kura Oncology, Inc.	1,765	14,349
†Kymera Therapeutics, Inc.	977	81,374
†Lineage Cell Therapeutics, Inc.	4,300	6,794
†Lisata Therapeutics, Inc.	100	501
†MacroGenics, Inc.	2,522	7,289
†MannKind Corp.	9,847	24,125
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†MediciNova, Inc.	6,693	$9,169
†MiMedx Group, Inc.	2,928	11,566
†Moderna, Inc.	4,054	205,943
†Monte Rosa Therapeutics, Inc.	1,541	25,349
†Myriad Genetics, Inc.	4,356	19,602
†Natera, Inc.	617	123,394
†Neurocrine Biosciences, Inc.	1,790	235,815
†Nurix Therapeutics, Inc.	1,279	19,825
†Olema Pharmaceuticals, Inc.	2,287	34,099
†Organogenesis Holdings, Inc.	1,728	4,095
†=PDL BioPharma, Inc.	12,718	3,815
†Protagonist Therapeutics, Inc.	996	104,978
†Prothena Corp. PLC	2,185	21,238
†PTC Therapeutics, Inc.	549	37,403
†Puma Biotechnology, Inc.	3,378	21,585
Regeneron Pharmaceuticals, Inc.	912	704,648
†REGENXBIO, Inc.	2,597	21,763
†Relay Therapeutics, Inc.	5,091	50,655
†Replimune Group, Inc.	2,843	21,749
†Revolution Medicines, Inc.	4,021	391,042
†Rocket Pharmaceuticals, Inc.	1,401	5,016
†Roivant Sciences Ltd.	17,181	475,914
†Sarepta Therapeutics, Inc.	1,489	32,401
†Solid Biosciences, Inc.	5,011	36,079
†Stoke Therapeutics, Inc.	1,500	48,840
†Twist Bioscience Corp.	505	23,998
†United Therapeutics Corp.	889	527,159
†Vanda Pharmaceuticals, Inc.	3,572	24,683
†Veracyte, Inc.	3,746	120,659
†Vericel Corp.	871	28,020
†Vertex Pharmaceuticals, Inc.	894	399,207
†Vir Biotechnology, Inc.	5,566	49,871
†Voyager Therapeutics, Inc.	1,748	6,747
†Whitehawk Therapeutics, Inc.	1,704	5,879
†Xencor, Inc.	3,216	38,785
†Zentalis Pharmaceuticals, Inc.	2,690	6,295
†Zymeworks, Inc.	884	22,135
		14,732,597
Broadline Retail–2.87%
†1stdibs.com, Inc.	2,522	13,871
†Amazon.com, Inc.	108,398	22,576,052
†Coupang, Inc.	12,695	239,682
Dillard's, Inc. Class A	647	370,155
eBay, Inc.	14,853	1,351,920
†Etsy, Inc.	2,104	105,158
†Groupon, Inc.	2,108	25,085
Kohl's Corp.	6,087	78,522
Macy's, Inc.	9,135	165,252
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
†Ollie's Bargain Outlet Holdings, Inc.	2,449	$225,406
†Savers Value Village, Inc.	1,457	10,840
		25,161,943
Building Products–0.99%
A.O. Smith Corp.	5,617	370,385
AAON, Inc.	1,739	143,902
Advanced Drainage Systems, Inc.	3,936	539,744
Allegion PLC	3,804	552,683
†American Woodmark Corp.	1,121	44,649
Apogee Enterprises, Inc.	1,507	50,545
Armstrong World Industries, Inc.	2,570	423,536
AZZ, Inc.	1,791	224,108
†Builders FirstSource, Inc.	3,716	305,938
Carlisle Cos., Inc.	1,768	589,840
Carrier Global Corp.	10,035	565,071
CSW Industrials, Inc.	764	199,083
Fortune Brands Innovations, Inc.	4,184	163,050
†Gibraltar Industries, Inc.	1,232	49,120
Griffon Corp.	2,104	152,919
†Hayward Holdings, Inc.	9,286	124,247
Insteel Industries, Inc.	1,555	52,263
†Janus International Group, Inc.	851	4,383
†JELD-WEN Holding, Inc.	5,308	6,582
Johnson Controls International PLC	3,841	502,979
Lennox International, Inc.	964	447,421
Masco Corp.	4,092	247,034
†Masterbrand, Inc.	6,131	50,949
†Modine Manufacturing Co.	1,635	354,321
Owens Corning	2,799	302,908
Quanex Building Products Corp.	2,203	39,588
†Resideo Technologies, Inc.	9,867	332,616
Simpson Manufacturing Co., Inc.	1,976	339,121
Tecnoglass, Inc.	2,396	106,742
Trane Technologies PLC	1,769	737,213
†Trex Co., Inc.	3,992	145,389
UFP Industries, Inc.	2,384	219,614
Zurn Elkay Water Solutions Corp.	5,645	253,122
		8,641,065
Capital Markets–3.40%
Acadian Asset Management, Inc.	1,870	101,765
Affiliated Managers Group, Inc.	1,782	493,079
Ameriprise Financial, Inc.	3,555	1,579,842
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
ARES Management Corp. Class A	716	$78,116
Artisan Partners Asset Management, Inc. Class A	3,907	142,176
Associated Capital Group, Inc. Class A	251	9,915
Bank of New York Mellon Corp.	10,740	1,274,086
BGC Group, Inc. Class A	17,890	174,964
Blackrock, Inc.	1,055	1,014,604
Blackstone, Inc.	2,365	271,951
Carlyle Group, Inc.	8,434	408,121
Cboe Global Markets, Inc.	2,172	610,484
Charles Schwab Corp.	19,020	1,787,500
CME Group, Inc.	2,566	757,868
Cohen & Steers, Inc.	1,974	123,474
†Coinbase Global, Inc. Class A	1,398	244,105
Diamond Hill Investment Group, Inc.	308	53,007
DigitalBridge Group, Inc.	3,985	61,449
†Donnelley Financial Solutions, Inc.	1,054	49,686
Evercore, Inc. Class A	1,291	385,376
FactSet Research Systems, Inc.	1,272	276,011
Federated Hermes, Inc.	4,557	258,427
Franklin Resources, Inc.	11,369	268,536
GCM Grosvenor, Inc. Class A	3,238	31,732
Goldman Sachs Group, Inc.	3,780	3,197,842
Hamilton Lane, Inc. Class A	937	93,138
†Heritage Global, Inc.	5,434	7,390
Houlihan Lokey, Inc.	2,332	334,922
Interactive Brokers Group, Inc. Class A	1,457	97,721
Intercontinental Exchange, Inc.	4,666	733,868
Invesco Ltd.	17,695	429,812
Janus Henderson Group PLC	9,540	490,070
Jefferies Financial Group, Inc.	7,572	312,496
KKR & Co., Inc.	3,713	343,453
Lazard, Inc.	3,096	131,518
LPL Financial Holdings, Inc.	2,240	673,859
MarketAxess Holdings, Inc.	898	148,152
Moelis & Co. Class A	1,929	109,953
Moody's Corp.	1,287	561,454
Morgan Stanley	17,527	2,884,418
Morningstar, Inc.	1,416	239,375
MSCI, Inc.	578	311,548
Nasdaq, Inc.	11,598	984,554
Northern Trust Corp.	5,451	760,796
†Open Lending Corp. Class A	5,162	6,453
Oppenheimer Holdings, Inc. Class A	765	68,230
Piper Sandler Cos.	3,876	296,708
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
PJT Partners, Inc. Class A	676	$94,451
Raymond James Financial, Inc.	4,881	706,720
†Robinhood Markets, Inc. Class A	14,535	1,007,275
S&P Global, Inc.	2,258	960,418
SEI Investments Co.	5,830	457,480
Silvercrest Asset Management Group, Inc. Class A	997	13,400
State Street Corp.	5,968	755,310
Stifel Financial Corp.	6,586	486,837
†StoneX Group, Inc.	4,198	338,569
T. Rowe Price Group, Inc.	5,474	493,426
Tradeweb Markets, Inc. Class A	2,207	259,676
U.S. Global Investors, Inc. Class A	2,448	6,071
Victory Capital Holdings, Inc. Class A	2,310	151,259
Virtu Financial, Inc. Class A	5,162	227,025
Virtus Investment Partners, Inc.	420	56,427
Westwood Holdings Group, Inc.	439	7,230
WisdomTree, Inc.	6,861	99,896
		29,795,474
Chemicals–1.88%
AdvanSix, Inc.	2,562	62,513
Air Products & Chemicals, Inc.	2,662	773,284
Albemarle Corp.	2,615	469,471
†Alto Ingredients, Inc.	4,791	23,188
†American Vanguard Corp.	2,114	5,264
†Ascent Industries Co.	1,221	16,252
Ashland, Inc.	1,449	80,579
†Aspen Aerogels, Inc.	2,207	7,548
Avient Corp.	4,046	146,870
†Axalta Coating Systems Ltd.	10,941	303,066
Balchem Corp.	1,569	265,914
Cabot Corp.	1,788	134,654
Celanese Corp.	2,955	194,350
CF Industries Holdings, Inc.	8,984	1,166,483
Chemours Co.	1,030	22,691
Corteva, Inc.	12,005	1,004,939
Dow, Inc.	18,400	766,360
DuPont de Nemours, Inc.	9,282	425,116
Eastman Chemical Co.	4,406	336,266
Ecolab, Inc.	3,311	880,792
†Ecovyst, Inc.	6,127	78,793
Element Solutions, Inc.	15,224	519,747
†Flotek Industries, Inc.	729	12,371
FMC Corp.	2,470	42,533
Hawkins, Inc.	1,280	196,608
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
HB Fuller Co.	1,967	$121,325
Huntsman Corp.	8,323	110,779
†Ingevity Corp.	1,015	72,298
Innospec, Inc.	986	71,998
International Flavors & Fragrances, Inc.	6,197	449,592
†Intrepid Potash, Inc.	1,283	54,874
Koppers Holdings, Inc.	1,060	41,001
Kronos Worldwide, Inc.	4,954	32,548
Linde PLC	6,016	2,982,492
†LSB Industries, Inc.	3,136	46,726
LyondellBasell Industries NV Class A	8,894	716,501
Mativ Holdings, Inc.	2,848	24,778
Minerals Technologies, Inc.	1,334	94,607
Mosaic Co.	11,514	293,607
NewMarket Corp.	588	376,879
Northern Technologies International Corp.	1,639	13,505
Olin Corp.	3,139	93,322
Orion SA	1,957	12,721
PPG Industries, Inc.	4,669	499,023
Quaker Chemical Corp.	243	30,188
†Rayonier Advanced Materials, Inc.	7,464	82,627
RPM International, Inc.	4,361	433,483
Scotts Miracle-Gro Co.	1,222	74,310
Sensient Technologies Corp.	2,141	185,068
Sherwin-Williams Co.	3,325	1,065,829
Solstice Advanced Materials, Inc.	1,469	111,879
Stepan Co.	1,226	61,275
Tronox Holdings PLC	8,735	85,341
Westlake Corp.	2,453	286,559
		16,460,787
Commercial Services & Supplies–0.85%
ABM Industries, Inc.	3,175	122,301
ACCO Brands Corp.	7,956	23,868
†ACV Auctions, Inc. Class A	1,930	8,183
Brady Corp. Class A	2,564	208,299
†BrightView Holdings, Inc.	3,756	44,283
Brink's Co.	2,029	210,265
†Casella Waste Systems, Inc. Class A	2,417	191,765
†Cimpress PLC	912	66,576
Cintas Corp.	5,024	849,759
†Civeo Corp.	630	16,670
†Clean Harbors, Inc.	2,849	816,894
†Copart, Inc.	7,575	251,490
Deluxe Corp.	3,259	89,753
Ennis, Inc.	1,765	37,806
†Enviri Corp.	5,387	105,693
†Healthcare Services Group, Inc.	4,016	74,497
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
HNI Corp.	3,937	$131,457
Interface, Inc.	3,770	93,948
†Liquidity Services, Inc.	1,758	53,742
MillerKnoll, Inc.	3,111	44,985
†Montrose Environmental Group, Inc.	388	8,493
MSA Safety, Inc.	1,382	226,579
NL Industries, Inc.	2,090	12,185
†OPENLANE, Inc.	6,489	189,154
†Perma-Fix Environmental Services, Inc.	1,952	20,867
Pitney Bowes, Inc.	2,472	27,316
Quad/Graphics, Inc.	4,623	30,558
†Quest Resource Holding Corp.	2,058	2,449
Republic Services, Inc.	3,417	748,391
Rollins, Inc.	8,554	456,869
Tetra Tech, Inc.	8,049	242,436
UniFirst Corp.	783	196,995
Veralto Corp.	4,453	393,734
†Vestis Corp.	4,936	38,797
Virco Mfg. Corp.	2,397	14,670
Waste Management, Inc.	6,129	1,408,383
		7,460,110
Communications Equipment–0.88%
†Applied Optoelectronics, Inc.	1,210	102,354
†Arista Networks, Inc.	3,560	437,097
†Aviat Networks, Inc.	797	18,020
†BK Technologies Corp.	264	19,702
†Calix, Inc.	1,776	87,006
†Ciena Corp.	4,037	1,567,285
Cisco Systems, Inc.	26,288	2,039,686
†Clearfield, Inc.	826	21,864
†Comtech Telecommunications Corp.	2,049	6,803
†Digi International, Inc.	1,498	72,204
†F5, Inc.	2,057	595,152
Franklin Wireless Corp.	1,415	5,391
†Harmonic, Inc.	6,256	56,179
†KVH Industries, Inc.	2,253	20,187
†Lumentum Holdings, Inc.	1,575	1,106,847
Motorola Solutions, Inc.	2,288	992,923
†NETGEAR, Inc.	2,066	45,121
†NetScout Systems, Inc.	4,399	139,844
Network-1 Technologies, Inc.	11	16
†Ribbon Communications, Inc.	9,487	20,112
†Viasat, Inc.	362	16,580
†Viavi Solutions, Inc.	8,264	275,026
†Vistance Networks, Inc.	5,920	107,744
		7,753,143
Construction & Engineering–1.09%
AECOM	4,436	376,261
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Ameresco, Inc. Class A	1,816	$46,308
†API Group Corp.	7,824	317,028
Arcosa, Inc.	2,983	316,616
Argan, Inc.	567	308,817
†Bowman Consulting Group Ltd.	429	12,201
Comfort Systems USA, Inc.	1,015	1,399,675
†Concrete Pumping Holdings, Inc.	5,143	36,721
†Construction Partners, Inc. Class A	1,812	201,349
†Dycom Industries, Inc.	1,759	595,984
EMCOR Group, Inc.	1,158	854,963
†Everus Construction Group, Inc.	2,998	353,944
†Fluor Corp.	7,171	334,527
Granite Construction, Inc.	2,312	277,163
†Great Lakes Dredge & Dock Corp.	4,650	79,050
†IES Holdings, Inc.	1,063	506,488
†Limbach Holdings, Inc.	231	18,030
†MasTec, Inc.	2,911	936,585
†Matrix Service Co.	2,351	26,989
†MYR Group, Inc.	457	129,020
†NWPX Infrastructure, Inc.	539	41,967
†Orion Group Holdings, Inc.	1,150	12,535
Primoris Services Corp.	2,841	406,377
Quanta Services, Inc.	896	491,922
†Sterling Infrastructure, Inc.	1,631	664,257
Tutor Perini Corp.	4,056	313,083
Valmont Industries, Inc.	1,022	408,360
WillScot Holdings Corp.	6,934	120,374
		9,586,594
Construction Materials–0.36%
CRH PLC	8,581	902,035
Eagle Materials, Inc.	1,927	365,070
†Knife River Corp.	2,315	189,020
Martin Marietta Materials, Inc.	1,265	744,680
†Smith-Midland Corp.	532	17,306
U.S. Lime & Minerals, Inc.	1,385	180,895
Vulcan Materials Co.	2,769	753,998
		3,153,004
Consumer Finance–0.82%
Ally Financial, Inc.	13,125	514,894
American Express Co.	6,129	1,853,900
†Atlanticus Holdings Corp.	351	18,417
Bread Financial Holdings, Inc.	3,301	247,212
Capital One Financial Corp.	5,973	1,089,654
†Credit Acceptance Corp.	393	166,420
†Encore Capital Group, Inc.	1,730	121,308
†Enova International, Inc.	1,510	205,103
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†EZCORP, Inc. Class A	4,380	$111,164
FirstCash Holdings, Inc.	2,803	526,964
†Green Dot Corp. Class A	3,291	36,925
†LendingClub Corp.	7,603	108,875
†LendingTree, Inc.	222	9,519
Navient Corp.	4,982	40,753
Nelnet, Inc. Class A	1,815	234,062
†NerdWallet, Inc. Class A	1,355	14,065
OneMain Holdings, Inc.	7,699	411,820
†Oportun Financial Corp.	2,189	10,091
†PRA Group, Inc.	2,475	43,313
PROG Holdings, Inc.	1,978	56,749
Regional Management Corp.	567	18,286
SLM Corp.	13,378	286,423
†SoFi Technologies, Inc.	15,747	250,062
Synchrony Financial	10,655	724,753
†World Acceptance Corp.	508	68,600
		7,169,332
Consumer Staples Distribution & Retail–1.86%
Albertsons Cos., Inc. Class A	18,349	312,667
Andersons, Inc.	1,469	105,445
†BJ's Wholesale Club Holdings, Inc.	6,678	657,249
Casey's General Stores, Inc.	1,215	884,350
†Chefs' Warehouse, Inc.	2,397	142,502
Costco Wholesale Corp.	2,484	2,475,132
Dollar General Corp.	5,528	656,339
†Dollar Tree, Inc.	6,297	689,584
†Grocery Outlet Holding Corp.	3,739	26,360
†HF Foods Group, Inc.	2,646	4,895
Ingles Markets, Inc. Class A	547	49,170
Kroger Co.	25,881	1,872,749
†Maplebear, Inc.	3,548	132,908
Natural Grocers by Vitamin Cottage, Inc.	1,483	38,336
†Performance Food Group Co.	6,896	590,711
PriceSmart, Inc.	1,500	225,750
†Sprouts Farmers Market, Inc.	5,192	400,459
Sysco Corp.	10,911	778,282
Target Corp.	12,199	1,478,519
†U.S. Foods Holding Corp.	10,600	977,426
†United Natural Foods, Inc.	3,773	170,011
Village Super Market, Inc. Class A	880	37,162
Walmart, Inc.	28,243	3,510,040
Weis Markets, Inc.	1,433	98,003
		16,314,049
Containers & Packaging–0.60%
Amcor PLC	17,232	684,972
AptarGroup, Inc.	2,429	306,103
Ardagh Metal Packaging SA	4,030	16,321
Avery Dennison Corp.	3,229	557,584
Ball Corp.	9,067	535,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.	6,510	$652,627
Graphic Packaging Holding Co.	10,227	101,656
Greif, Inc. Class A	1,934	144,227
International Paper Co.	9,958	355,501
Myers Industries, Inc.	3,079	65,213
†O-I Glass, Inc.	8,101	85,142
Packaging Corp. of America	3,479	738,313
†Ranpak Holdings Corp.	874	3,120
Silgan Holdings, Inc.	6,052	234,818
Smurfit Westrock PLC	9,587	382,042
Sonoco Products Co.	5,070	274,236
TriMas Corp.	3,116	111,989
		5,249,814
Distributors–0.12%
Genuine Parts Co.	5,038	532,769
Gold.com, Inc.	1,222	48,978
LKQ Corp.	7,912	232,375
Pool Corp.	1,296	262,220
Weyco Group, Inc.	507	16,249
		1,092,591
Diversified Consumer Services–0.42%
ADT, Inc.	20,450	134,357
†American Public Education, Inc.	1,456	82,817
†Bright Horizons Family Solutions, Inc.	2,461	202,122
Carriage Services, Inc.	1,652	75,430
†Chegg, Inc.	7,787	5,773
†Coursera, Inc.	6,556	38,156
†Covista, Inc.	2,404	277,061
†Driven Brands Holdings, Inc.	5,238	66,051
†Duolingo, Inc.	145	14,293
†Frontdoor, Inc.	3,903	206,313
Graham Holdings Co. Class B	230	243,170
†Grand Canyon Education, Inc.	1,648	280,209
H&R Block, Inc.	4,416	140,164
†Laureate Education, Inc.	6,158	214,545
†Liberty Live Holdings, Inc. Class A	2,366	220,913
†Lincoln Educational Services Corp.	1,828	74,363
Matthews International Corp. Class A	1,679	43,352
OneSpaWorld Holdings Ltd.	3,672	84,272
Perdoceo Education Corp.	4,748	176,673
Service Corp. International	7,796	643,248
Strategic Education, Inc.	1,016	84,287
†Stride, Inc.	2,222	195,914
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Udemy, Inc.	4,933	$22,790
†Universal Technical Institute, Inc.	3,313	119,599
		3,645,872
Diversified Telecommunication Services–1.07%
†Anterix, Inc.	1,166	44,530
AT&T, Inc.	109,684	3,179,739
ATN International, Inc.	1,118	30,432
†Bandwidth, Inc. Class A	2,154	38,384
Comcast Corp. Class A	62,271	1,787,800
†GCI Liberty, Inc. Class A	711	26,406
†Globalstar, Inc.	678	45,033
IDT Corp. Class B	1,774	87,103
Iridium Communications, Inc.	4,748	131,709
†Liberty Global Ltd. Class A	12,470	148,761
†Liberty Latin America Ltd. Class A	14,084	123,750
†Lumen Technologies, Inc.	11,721	81,461
Shenandoah Telecommunications Co.	3,690	56,900
Verizon Communications, Inc.	71,076	3,568,015
		9,350,023
Electric Utilities–1.03%
Alliant Energy Corp.	4,703	337,487
American Electric Power Co., Inc.	3,298	432,302
Constellation Energy Corp.	1,506	420,551
Duke Energy Corp.	3,609	472,562
Edison International	4,239	310,210
Entergy Corp.	6,436	723,149
Evergy, Inc.	4,491	367,903
Eversource Energy	3,599	249,339
Exelon Corp.	6,430	315,199
FirstEnergy Corp.	8,375	424,278
Genie Energy Ltd. Class B	1,295	18,311
†Hawaiian Electric Industries, Inc.	4,111	61,007
IDACORP, Inc.	1,690	241,619
MGE Energy, Inc.	1,367	105,655
NextEra Energy, Inc.	9,866	916,354
NRG Energy, Inc.	6,298	920,390
OGE Energy Corp.	5,679	272,365
Otter Tail Corp.	1,231	108,045
PG&E Corp.	19,013	334,058
Pinnacle West Capital Corp.	2,967	298,925
Portland General Electric Co.	3,574	188,600
PPL Corp.	10,380	396,516
Southern Co.	5,213	503,159
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
TXNM Energy, Inc.	894	$52,263
Xcel Energy, Inc.	6,584	523,033
		8,993,280
Electrical Equipment–1.16%
Acuity, Inc.	1,419	397,632
Allient, Inc.	1,137	67,185
†American Superconductor Corp.	1,700	57,545
AMETEK, Inc.	4,733	1,014,566
Atkore, Inc.	1,322	77,879
†Bloom Energy Corp. Class A	3,305	447,794
Eaton Corp. PLC	2,346	839,094
Emerson Electric Co.	5,414	709,342
EnerSys	1,967	341,707
†FuelCell Energy, Inc.	107	699
GE Vernova, Inc.	934	815,289
†Generac Holdings, Inc.	1,111	217,012
Hubbell, Inc.	1,468	720,406
LSI Industries, Inc.	457	8,500
†Nextpower, Inc. Class A	1,018	122,720
nVent Electric PLC	5,716	676,089
†Pioneer Power Solutions, Inc.	3,909	12,704
†Plug Power, Inc.	10,899	24,632
Powell Industries, Inc.	629	340,339
Preformed Line Products Co.	449	121,567
Regal Rexnord Corp.	2,848	533,317
Rockwell Automation, Inc.	1,760	631,629
Sensata Technologies Holding PLC	1,784	62,833
†Shoals Technologies Group, Inc. Class A	3,328	21,898
†Sunrun, Inc.	9,039	122,569
†Thermon Group Holdings, Inc.	1,686	84,974
†Ultralife Corp.	2,766	18,034
Vertiv Holdings Co. Class A	6,205	1,554,849
†Vicor Corp.	594	95,634
		10,138,438
Electronic Equipment, Instruments & Components–1.73%
Advanced Energy Industries, Inc.	1,648	531,826
†Airgain, Inc.	1,525	8,388
Amphenol Corp. Class A	8,635	1,091,032
†Arrow Electronics, Inc.	3,402	487,881
Avnet, Inc.	5,681	350,063
Badger Meter, Inc.	1,025	156,159
Bel Fuse, Inc. Class B	886	175,410
Belden, Inc.	2,249	258,253
Benchmark Electronics, Inc.	2,494	139,814
CDW Corp.	3,448	417,277
Climb Global Solutions, Inc.	1,328	26,321
†Coda Octopus Group, Inc.	2,420	27,346
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	4,550	$222,904
†Coherent Corp.	2,678	637,926
Corning, Inc.	5,322	723,632
Crane NXT Co.	2,835	115,073
CTS Corp.	1,954	93,323
†Daktronics, Inc.	2,615	51,123
†Data I/O Corp.	7,146	18,079
ePlus, Inc.	1,475	110,994
†Fabrinet	893	465,717
†Flex Ltd.	15,653	1,024,645
†Frequency Electronics, Inc.	783	34,656
†Identiv, Inc.	1,421	5,258
†Insight Enterprises, Inc.	1,299	87,046
†IPG Photonics Corp.	1,909	218,752
†Itron, Inc.	2,486	222,820
Jabil, Inc.	3,218	854,797
†Key Tronic Corp.	304	830
†Keysight Technologies, Inc.	2,735	772,282
†Kimball Electronics, Inc.	2,160	51,170
†Knowles Corp.	4,964	127,476
Littelfuse, Inc.	999	339,011
Methode Electronics, Inc.	2,176	12,012
†Mirion Technologies, Inc.	7,272	135,186
Napco Security Technologies, Inc.	1,100	43,329
†nLight, Inc.	1,778	101,382
†Novanta, Inc.	906	107,008
†OSI Systems, Inc.	930	246,924
PC Connection, Inc.	1,818	106,280
†Plexus Corp.	1,429	289,430
†Powerfleet, Inc. NJ	2,100	6,468
Ralliant Corp.	2,468	102,644
Richardson Electronics Ltd.	916	10,030
†Rogers Corp.	803	86,186
†Sanmina Corp.	3,814	494,447
†ScanSource, Inc.	1,716	62,291
†SmartRent, Inc.	6,461	9,692
TD SYNNEX Corp.	3,293	555,562
TE Connectivity PLC	5,077	1,061,195
†Teledyne Technologies, Inc.	1,011	611,665
†TTM Technologies, Inc.	6,628	645,700
Vishay Intertechnology, Inc.	5,367	96,606
†Vishay Precision Group, Inc.	600	26,052
Vontier Corp.	8,718	309,227
†Zebra Technologies Corp. Class A	1,112	232,497
		15,199,097
Energy Equipment & Services–0.93%
Archrock, Inc.	9,631	335,159
Baker Hughes Co.	20,626	1,259,217
Bristow Group, Inc.	1,323	62,036
Cactus, Inc. Class A	1,819	86,166
Core Laboratories, Inc.	2,200	36,938
†DMC Global, Inc.	551	2,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Expro Group Holdings NV	5,471	$95,250
†Forum Energy Technologies, Inc.	380	22,291
†Geospace Technologies Corp.	1,182	14,420
Halliburton Co.	26,175	1,020,563
†Helix Energy Solutions Group, Inc.	9,426	93,223
Helmerich & Payne, Inc.	1,423	51,271
†Innovex International, Inc.	2,477	60,414
Kodiak Gas Services, Inc.	3,819	222,724
Liberty Energy, Inc.	5,195	149,616
†Mammoth Energy Services, Inc.	2,622	6,424
†Nabors Industries Ltd.	576	49,571
Natural Gas Services Group, Inc.	679	25,626
Noble Corp. PLC	2,562	125,717
NOV, Inc.	15,674	294,828
†Oceaneering International, Inc.	3,688	130,813
†Oil States International, Inc.	5,610	65,300
†ProPetro Holding Corp.	3,633	52,352
Ranger Energy Services, Inc. Class A	1,723	29,532
RPC, Inc.	11,712	82,921
†SEACOR Marine Holdings, Inc.	1,843	13,196
†Seadrill Ltd.	1,698	77,259
Select Water Solutions, Inc.	7,735	118,346
SLB Ltd.	23,874	1,226,885
Solaris Energy Infrastructure, Inc. Class A	2,100	118,671
TechnipFMC PLC	17,349	1,199,336
†TETRA Technologies, Inc.	6,409	54,605
†Tidewater, Inc.	2,167	181,053
†Transocean Ltd.	37,899	251,270
†Valaris Ltd.	2,932	287,453
Weatherford International PLC	2,918	275,984
		8,179,301
Entertainment–1.13%
†Atlanta Braves Holdings, Inc. Class A	1,864	80,309
Cinemark Holdings, Inc.	4,898	139,691
†Cineverse Corp.	3,502	8,405
Electronic Arts, Inc.	3,894	793,870
†IMAX Corp.	3,593	136,570
†Liberty Media Corp.-Liberty Formula One Class A	4,767	401,702
†Lionsgate Studios Corp.	9,976	95,670
†Live Nation Entertainment, Inc.	2,936	447,769
†Madison Square Garden Entertainment Corp.	1,336	78,704
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
Marcus Corp.	2,001	$34,357
†Netflix, Inc.	34,500	3,317,175
†Reservoir Media, Inc.	1,465	14,342
†ROBLOX Corp. Class A	1,603	90,666
†Roku, Inc.	1,165	110,232
†Sphere Entertainment Co.	1,336	156,846
†Spotify Technology SA	400	193,964
†Starz Entertainment Corp.	664	7,636
†Take-Two Interactive Software, Inc.	1,275	251,813
TKO Group Holdings, Inc.	553	111,512
Walt Disney Co.	18,754	1,807,511
†Warner Bros Discovery, Inc.	57,350	1,574,831
Warner Music Group Corp. Class A	1,625	41,503
		9,895,078
Financial Services–3.29%
†Acacia Research Corp.	1,090	5,243
†Affirm Holdings, Inc.	5,126	234,873
Alerus Financial Corp.	489	11,594
Apollo Global Management, Inc.	4,123	459,385
†Berkshire Hathaway, Inc. Class B	15,703	7,524,878
†Block, Inc.	5,736	345,193
†Cantaloupe, Inc.	5,370	58,050
Cass Information Systems, Inc.	1,074	47,278
Corebridge Financial, Inc.	21,069	502,706
†Corpay, Inc.	2,986	868,896
Enact Holdings, Inc.	754	30,771
Equitable Holdings, Inc.	7,653	284,003
Essent Group Ltd.	6,395	373,724
†Euronet Worldwide, Inc.	2,156	143,094
EVERTEC, Inc.	938	26,470
Federal Agricultural Mortgage Corp. Class A	557	81,075
Fidelity National Information Services, Inc.	11,652	546,595
†Fiserv, Inc.	6,733	375,701
†Flywire Corp.	2,278	26,516
Global Payments, Inc.	5,357	360,526
†International Money Express, Inc.	2,069	32,690
Jack Henry & Associates, Inc.	2,482	392,255
Jackson Financial, Inc. Class A	3,823	404,168
†Marqeta, Inc. Class A	14,833	60,519
Mastercard, Inc. Class A	10,843	5,417,813
Merchants Bancorp	2,230	95,689
MGIC Investment Corp.	13,300	349,125
†NCR Atleos Corp.	4,987	217,333
†NMI Holdings, Inc. Class A	4,487	168,307
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Onity Group, Inc.	526	$20,656
†Paymentus Holdings, Inc. Class A	1,355	34,417
†Payoneer Global, Inc.	3,845	18,571
PayPal Holdings, Inc.	16,850	762,126
†Paysafe Ltd.	2,000	13,620
PennyMac Financial Services, Inc.	2,498	218,325
Radian Group, Inc.	2,793	92,392
†Remitly Global, Inc.	7,449	116,726
†Repay Holdings Corp.	2,875	7,475
†Rocket Cos., Inc. Class A	34,122	486,239
†Security National Financial Corp. Class A	1,496	14,182
†Sezzle, Inc.	657	41,582
†Toast, Inc. Class A	3,715	98,485
†Velocity Financial, Inc.	941	17,023
Visa, Inc. Class A	21,946	6,632,959
Voya Financial, Inc.	5,476	374,120
Walker & Dunlop, Inc.	1,364	60,534
Waterstone Financial, Inc.	2,626	47,347
Western Union Co.	10,191	88,967
†WEX, Inc.	1,697	259,709
		28,849,925
Food Products–0.94%
Alico, Inc.	310	12,791
Archer-Daniels-Midland Co.	9,498	690,410
B&G Foods, Inc.	4,796	23,069
Bunge Global SA	4,864	618,701
Calavo Growers, Inc.	781	20,142
Cal-Maine Foods, Inc.	2,504	198,192
Campbell's Co.	9,574	213,213
Conagra Brands, Inc.	13,369	210,161
†Darling Ingredients, Inc.	4,241	262,306
Dole PLC	3,550	50,729
†Farmer Bros Co.	1,079	1,370
Flowers Foods, Inc.	9,122	74,344
Fresh Del Monte Produce, Inc.	3,707	149,244
†Freshpet, Inc.	1,424	83,959
General Mills, Inc.	13,375	497,817
†Hain Celestial Group, Inc.	1,056	737
Hershey Co.	3,304	686,868
Hormel Foods Corp.	10,944	247,882
Ingredion, Inc.	3,563	401,407
J&J Snack Foods Corp.	935	74,117
J.M. Smucker Co.	3,225	311,019
John B Sanfilippo & Son, Inc.	320	25,386
Kraft Heinz Co.	12,985	292,033
Lamb Weston Holdings, Inc.	4,444	187,803
†Lifeway Foods, Inc.	699	13,519
Limoneira Co.	992	13,313
†Mama's Creations, Inc.	2,663	40,850
Marzetti Co.	1,158	160,186
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
McCormick & Co., Inc.	6,304	$317,945
†Mission Produce, Inc.	2,513	34,579
Mondelez International, Inc. Class A	15,095	870,076
Pilgrim's Pride Corp.	6,543	247,064
†Post Holdings, Inc.	2,718	268,701
Seaboard Corp.	37	209,199
†Seneca Foods Corp. Class A	364	55,008
†Simply Good Foods Co.	4,668	66,986
Tootsie Roll Industries, Inc.	1,848	78,939
Tyson Foods, Inc. Class A	7,116	455,922
Utz Brands, Inc.	1,872	14,826
†Vital Farms, Inc.	1,481	20,912
		8,201,725
Gas Utilities–0.25%
Atmos Energy Corp.	2,169	400,658
Chesapeake Utilities Corp.	908	114,744
MDU Resources Group, Inc.	12,934	267,993
National Fuel Gas Co.	3,166	297,477
New Jersey Resources Corp.	6,806	373,786
Northwest Natural Holding Co.	1,338	71,208
ONE Gas, Inc.	2,252	193,965
RGC Resources, Inc.	1,002	22,094
Southwest Gas Holdings, Inc.	1,839	159,809
Spire, Inc.	2,361	213,765
UGI Corp.	1,884	68,615
		2,184,114
Ground Transportation–1.21%
ArcBest Corp.	925	90,983
†Avis Budget Group, Inc.	121	17,648
Covenant Logistics Group, Inc.	1,918	52,074
CSX Corp.	41,465	1,702,138
Heartland Express, Inc.	3,986	41,454
†Hertz Global Holdings, Inc.	13,464	62,069
JB Hunt Transport Services, Inc.	3,828	811,153
Knight-Swift Transportation Holdings, Inc.	6,295	362,466
Landstar System, Inc.	1,020	163,516
†Lyft, Inc. Class A	3,247	43,185
Marten Transport Ltd.	4,686	61,527
Norfolk Southern Corp.	3,753	1,077,111
Old Dominion Freight Line, Inc.	4,149	810,715
†PAMT Corp.	2,728	23,052
†RXO, Inc.	4,881	71,360
Ryder System, Inc.	2,567	525,491
†Saia, Inc.	580	203,742
Schneider National, Inc. Class B	3,047	80,319
†Uber Technologies, Inc.	7,229	519,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†U-Haul Holding Co.	7,427	$334,666
Union Pacific Corp.	9,984	2,422,318
Universal Logistics Holdings, Inc.	2,167	45,810
Werner Enterprises, Inc.	3,088	90,818
†XPO, Inc.	4,881	949,599
		10,563,196
Health Care Equipment & Supplies–1.41%
Abbott Laboratories	15,769	1,619,003
†Accuray, Inc.	4,267	1,656
Acme United Corp.	172	7,725
†Align Technology, Inc.	1,231	211,030
†AngioDynamics, Inc.	3,064	34,838
†Artivion, Inc.	2,557	93,637
†AtriCure, Inc.	1,808	51,582
†Avanos Medical, Inc.	2,882	40,377
†Axogen, Inc.	1,694	56,122
Baxter International, Inc.	12,243	205,682
Becton Dickinson & Co.	5,208	818,854
†Bioventus, Inc. Class A	4,313	39,378
†Boston Scientific Corp.	9,725	610,244
CONMED Corp.	1,545	54,631
†Cooper Cos., Inc.	4,032	288,288
Dentsply Sirona, Inc.	5,874	68,138
†Dexcom, Inc.	3,865	242,722
†Edwards Lifesciences Corp.	6,023	482,322
†Electromed, Inc.	1,109	25,962
Embecta Corp.	547	4,835
†Enovis Corp.	2,217	50,437
†Envista Holdings Corp.	7,903	200,499
†FONAR Corp.	558	10,357
GE HealthCare Technologies, Inc.	8,446	601,186
†Globus Medical, Inc. Class A	1,855	159,827
†Haemonetics Corp.	1,802	101,561
†ICU Medical, Inc.	685	88,468
†IDEXX Laboratories, Inc.	1,392	782,151
†Inogen, Inc.	962	5,945
†Inspire Medical Systems, Inc.	204	10,522
†Insulet Corp.	1,078	226,208
†Integer Holdings Corp.	1,583	139,304
†Integra LifeSciences Holdings Corp.	3,804	35,834
†Intuitive Surgical, Inc.	1,027	473,437
iRadimed Corp.	396	38,119
†Kewaunee Scientific Corp.	820	28,101
†Lantheus Holdings, Inc.	2,205	167,249
LeMaitre Vascular, Inc.	1,009	110,153
†LENSAR, Inc.	965	5,751
†LivaNova PLC	3,030	192,587
†Masimo Corp.	344	61,187
Medtronic PLC	10,996	952,803
†Merit Medical Systems, Inc.	2,376	163,778
†Neogen Corp.	1,243	11,547
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Novocure Ltd.	3,568	$38,891
†=OmniAb, Inc. Earnout Shares	344	0
†=OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	49,903
†OraSure Technologies, Inc.	3,929	11,787
†Orthofix Medical, Inc.	1,905	21,850
†OrthoPediatrics Corp.	500	7,935
†Penumbra, Inc.	250	82,093
†QuidelOrtho Corp.	361	5,931
ResMed, Inc.	2,330	523,038
†SI-BONE, Inc.	200	2,526
†Sight Sciences, Inc.	2,357	8,886
†Solventum Corp.	678	44,273
†STAAR Surgical Co.	327	6,115
STERIS PLC	2,068	457,297
Stryker Corp.	2,241	736,370
†Tactile Systems Technology, Inc.	2,636	68,879
Teleflex, Inc.	1,357	162,311
†TransMedics Group, Inc.	310	30,817
†UFP Technologies, Inc.	419	81,118
Utah Medical Products, Inc.	304	18,845
†Varex Imaging Corp.	2,809	29,804
Zimmer Biomet Holdings, Inc.	4,704	425,336
		12,388,042
Health Care Providers & Services–1.83%
†Acadia Healthcare Co., Inc.	3,719	86,987
†Accendra Health, Inc.	4,089	9,323
†AdaptHealth Corp.	3,161	37,616
†Addus HomeCare Corp.	1,037	97,115
†agilon health, Inc.	223	1,764
†AMN Healthcare Services, Inc.	1,557	28,555
†Astrana Health, Inc.	3,028	74,247
†BrightSpring Health Services, Inc.	2,796	119,138
†Brookdale Senior Living, Inc.	14,577	199,413
Cardinal Health, Inc.	3,383	714,862
†Castle Biosciences, Inc.	800	19,640
Cencora, Inc.	3,369	1,058,338
†Centene Corp.	11,157	365,280
Chemed Corp.	585	220,978
Cigna Group	4,169	1,112,081
†Community Health Systems, Inc.	5,888	17,311
Concentra Group Holdings Parent, Inc.	4,726	101,373
†CorVel Corp.	2,129	116,350
†Cross Country Healthcare, Inc.	2,183	20,520
CVS Health Corp.	13,142	943,858
†DaVita, Inc.	1,942	298,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Elevance Health, Inc.	3,126	$915,136
Encompass Health Corp.	5,635	545,074
†Enhabit, Inc.	3,856	54,331
Ensign Group, Inc.	2,961	596,641
†Fulgent Genetics, Inc.	885	14,071
†Guardant Health, Inc.	500	46,185
HCA Healthcare, Inc.	823	389,476
†HealthEquity, Inc.	3,352	280,127
†Henry Schein, Inc.	4,163	306,813
Humana, Inc.	1,871	324,413
†InfuSystem Holdings, Inc.	1,714	15,820
†Joint Corp.	300	2,655
Labcorp Holdings, Inc.	2,170	578,978
†LifeStance Health Group, Inc.	7,787	49,603
McKesson Corp.	610	527,870
†Molina Healthcare, Inc.	1,694	225,810
National HealthCare Corp.	1,163	185,731
National Research Corp.	1,656	28,119
†NeoGenomics, Inc.	5,840	43,333
†OPKO Health, Inc.	13,338	15,205
†Option Care Health, Inc.	5,646	151,990
†Pediatrix Medical Group, Inc.	5,330	114,009
†Pennant Group, Inc.	1,314	40,051
†Privia Health Group, Inc.	1,701	34,990
†Progyny, Inc.	2,014	34,198
Quest Diagnostics, Inc.	2,834	555,407
†RadNet, Inc.	3,063	171,191
Select Medical Holdings Corp.	5,857	95,411
†Strata Critical Medical, Inc.	5,327	22,267
†Surgery Partners, Inc.	4,969	59,230
†Talkspace, Inc.	3,205	16,586
†Tenet Healthcare Corp.	4,914	927,321
U.S. Physical Therapy, Inc.	363	27,210
UnitedHealth Group, Inc.	9,307	2,518,381
Universal Health Services, Inc. Class B	2,501	447,604
		16,004,452
Health Care Technology–0.06%
†American Well Corp. Class A	263	1,383
†Certara, Inc.	6,060	34,542
†Definitive Healthcare Corp.	3,780	4,650
†Doximity, Inc. Class A	1,110	25,863
†Evolent Health, Inc. Class A	6,148	14,018
†GoodRx Holdings, Inc. Class A	4,994	9,788
†Health Catalyst, Inc.	2,400	3,048
HealthStream, Inc.	2,713	56,186
†OptimizeRx Corp.	1,975	12,403
†Phreesia, Inc.	480	4,022
†Schrodinger, Inc.	1,902	21,607
†Simulations Plus, Inc.	804	9,503
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Teladoc Health, Inc.	6,301	$34,341
†TruBridge, Inc.	313	4,582
†Veeva Systems, Inc. Class A	1,418	249,086
		485,022
Hotels, Restaurants & Leisure–1.66%
†Airbnb, Inc. Class A	2,098	264,935
Aramark	9,872	400,211
†Biglari Holdings, Inc. Class A	136	51,890
†BJ's Restaurants, Inc.	1,840	64,584
Bloomin' Brands, Inc.	3,646	19,688
Booking Holdings, Inc.	166	698,913
Boyd Gaming Corp.	2,222	182,604
Brightstar Lottery PLC	3,976	50,654
†Brinker International, Inc.	1,880	268,408
†Caesars Entertainment, Inc.	5,797	153,215
Carnival Corp.	30,387	786,416
†Cava Group, Inc.	1,216	98,374
Cheesecake Factory, Inc.	3,354	183,632
†Chipotle Mexican Grill, Inc.	15,150	484,952
Choice Hotels International, Inc.	1,626	168,291
Churchill Downs, Inc.	2,699	242,451
Cracker Barrel Old Country Store, Inc.	903	25,383
Darden Restaurants, Inc.	2,981	584,395
†Dave & Buster's Entertainment, Inc.	1,895	20,523
Dine Brands Global, Inc.	552	14,485
Domino's Pizza, Inc.	622	223,167
†DoorDash, Inc. Class A	896	134,534
†Dutch Bros, Inc. Class A	1,973	99,952
†El Pollo Loco Holdings, Inc.	3,403	47,166
Expedia Group, Inc.	3,045	703,060
†First Watch Restaurant Group, Inc.	3,027	31,723
†Flutter Entertainment PLC	2,057	209,711
†Global Business Travel Group I	5,626	31,393
Golden Entertainment, Inc.	647	17,268
†Hilton Grand Vacations, Inc.	4,987	195,091
Hilton Worldwide Holdings, Inc.	1,452	441,524
Hyatt Hotels Corp. Class A	1,426	205,045
Krispy Kreme, Inc.	6,170	20,916
†Kura Sushi USA, Inc. Class A	610	42,572
Las Vegas Sands Corp.	11,369	612,562
†Life Time Group Holdings, Inc.	7,126	191,974
†Lindblad Expeditions Holdings, Inc.	3,554	61,484
Marriott International, Inc. Class A	1,217	398,044
Marriott Vacations Worldwide Corp.	1,552	101,066
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
McDonald's Corp.	3,383	$1,051,403
†MGM Resorts International	7,173	265,473
Nathan's Famous, Inc.	298	30,018
†Norwegian Cruise Line Holdings Ltd.	11,656	217,967
Papa John's International, Inc.	828	26,836
†Penn Entertainment, Inc.	3,322	49,930
†Planet Fitness, Inc. Class A	2,230	165,867
†Portillo's, Inc. Class A	1,400	7,406
†Pursuit Attractions & Hospitality, Inc.	1,218	44,615
Red Rock Resorts, Inc. Class A	2,753	146,900
Royal Caribbean Cruises Ltd.	4,843	1,332,697
†Rush Street Interactive, Inc.	3,305	71,884
†Sabre Corp.	5,918	8,581
†Shake Shack, Inc. Class A	835	73,873
Starbucks Corp.	4,736	424,298
†Sweetgreen, Inc. Class A	5,021	26,059
†Target Hospitality Corp.	1,687	15,655
Texas Roadhouse, Inc.	3,057	504,833
Travel & Leisure Co.	2,549	176,365
†United Parks & Resorts, Inc.	1,671	54,575
Vail Resorts, Inc.	1,710	219,427
Wendy's Co.	5,418	37,655
Wingstop, Inc.	778	120,567
Wyndham Hotels & Resorts, Inc.	3,206	260,423
Wynn Resorts Ltd.	1,444	146,638
Yum! Brands, Inc.	3,499	544,025
		14,556,226
Household Durables–0.96%
Bassett Furniture Industries, Inc.	722	10,216
†Beazer Homes USA, Inc.	2,298	44,214
†Cavco Industries, Inc.	442	214,056
Century Communities, Inc.	1,188	68,167
†Champion Homes, Inc.	2,254	167,630
Cricut, Inc. Class A	5,026	18,797
DR Horton, Inc.	5,753	789,427
†Dream Finders Homes, Inc. Class A	1,113	15,493
Ethan Allen Interiors, Inc.	1,750	38,955
Flexsteel Industries, Inc.	419	18,830
Garmin Ltd.	3,928	911,335
†GoPro, Inc. Class A	2,100	1,617
†Green Brick Partners, Inc.	2,553	164,541
Hamilton Beach Brands Holding Co. Class A	652	12,355
†Helen of Troy Ltd.	919	13,252
Hooker Furnishings Corp.	831	10,703
†Hovnanian Enterprises, Inc. Class A	551	61,111
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Installed Building Products, Inc.	1,453	$385,263
KB Home	2,600	134,550
La-Z-Boy, Inc.	2,702	86,842
†Legacy Housing Corp.	594	12,135
Leggett & Platt, Inc.	7,210	71,235
Lennar Corp. Class A	4,555	394,025
†LGI Homes, Inc.	1,190	47,041
Lifetime Brands, Inc.	785	4,506
†Lovesac Co.	603	8,906
†M/I Homes, Inc.	1,091	133,593
Meritage Homes Corp.	3,945	243,959
†Mohawk Industries, Inc.	2,110	207,751
Newell Brands, Inc.	14,612	50,119
†NVR, Inc.	121	797,369
PulteGroup, Inc.	6,526	767,523
†SharkNinja, Inc.	4,229	447,851
Somnigroup International, Inc.	7,314	540,651
†Sonos, Inc.	2,987	40,026
†Taylor Morrison Home Corp.	5,362	312,283
Toll Brothers, Inc.	4,110	560,892
†TopBuild Corp.	1,375	483,038
†Tri Pointe Homes, Inc.	2,048	95,703
†Universal Electronics, Inc.	867	3,572
Whirlpool Corp.	480	25,882
		8,415,414
Household Products–0.76%
†Central Garden & Pet Co.	3,810	127,409
Church & Dwight Co., Inc.	5,791	540,416
Clorox Co.	2,258	233,997
Colgate-Palmolive Co.	8,277	705,449
Energizer Holdings, Inc.	2,174	35,697
Kimberly-Clark Corp.	5,037	485,919
Oil-Dri Corp. of America	564	36,711
Procter & Gamble Co.	29,232	4,222,270
Reynolds Consumer Products, Inc.	2,589	54,835
Spectrum Brands Holdings, Inc.	1,235	91,019
WD-40 Co.	501	102,174
		6,635,896
Independent Power and Renewable Electricity Producers–0.26%
AES Corp.	8,298	116,919
Clearway Energy, Inc. Class A	5,540	217,426
†Hallador Energy Co.	3,632	59,129
†Montauk Renewables, Inc.	2,515	2,892
Ormat Technologies, Inc.	2,822	315,838
†Talen Energy Corp.	104	33,200
Vistra Corp.	10,158	1,527,052
		2,272,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.25%
3M Co.	5,816	$844,658
Honeywell International, Inc.	5,876	1,328,152
		2,172,810
Insurance–3.26%
Aflac, Inc.	8,193	898,854
Allstate Corp.	5,808	1,204,231
American Coastal Insurance Corp. Class C	900	10,125
American Financial Group, Inc.	4,026	514,160
American International Group, Inc.	12,139	913,460
AMERISAFE, Inc.	1,468	48,928
Aon PLC Class A	4,255	1,373,429
†Arch Capital Group Ltd.	10,534	1,011,159
Arthur J Gallagher & Co.	2,027	439,008
Assurant, Inc.	2,383	519,041
Assured Guaranty Ltd.	2,908	236,944
Axis Capital Holdings Ltd.	5,052	512,323
†Baldwin Insurance Group, Inc.	2,221	48,729
†Bowhead Specialty Holdings, Inc.	609	13,660
†Brighthouse Financial, Inc.	2,418	144,790
Brown & Brown, Inc.	6,490	423,213
Chubb Ltd.	3,997	1,302,742
Cincinnati Financial Corp.	3,594	565,516
CNO Financial Group, Inc.	6,176	253,587
Crawford & Co. Class A	3,914	39,467
Donegal Group, Inc. Class A	996	17,111
†eHealth, Inc.	1,543	1,990
Employers Holdings, Inc.	1,797	73,929
Erie Indemnity Co. Class A	736	184,964
Everest Group Ltd.	1,231	402,352
F&G Annuities & Life, Inc.	1,805	45,703
Fidelis Insurance Holdings Ltd.	1,261	24,098
Fidelity National Financial, Inc.	11,124	515,931
First American Financial Corp.	5,770	347,873
†Genworth Financial, Inc. Class A	22,919	186,102
Globe Life, Inc.	4,016	558,907
†Goosehead Insurance, Inc. Class A	189	8,063
†Greenlight Capital Re Ltd. Class A	1,907	32,972
Hamilton Insurance Group Ltd. Class B	464	13,841
Hanover Insurance Group, Inc.	2,167	375,649
Hartford Insurance Group, Inc.	10,612	1,435,061
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
HCI Group, Inc.	834	$128,945
†Heritage Insurance Holdings, Inc.	2,393	62,816
†Hippo Holdings, Inc.	320	8,339
Horace Mann Educators Corp.	2,359	100,682
Investors Title Co.	124	26,950
James River Group Holdings, Inc.	1,705	10,741
Kemper Corp.	3,233	98,800
†Kestrel Group Ltd.	276	2,981
Kinsale Capital Group, Inc.	763	260,687
Loews Corp.	5,944	634,463
†Markel Group, Inc.	350	669,924
Marsh & McLennan Cos., Inc.	5,082	881,473
Mercury General Corp.	3,824	337,086
MetLife, Inc.	17,668	1,249,481
†NI Holdings, Inc.	863	11,124
†Octave Specialty Group, Inc.	2,234	10,388
Old Republic International Corp.	10,586	422,381
†Oscar Health, Inc. Class A	7,674	88,021
†Palomar Holdings, Inc.	598	71,461
Primerica, Inc.	2,067	517,742
Principal Financial Group, Inc.	7,348	662,128
Progressive Corp.	6,028	1,194,991
Prudential Financial, Inc.	7,272	710,402
Reinsurance Group of America, Inc.	2,470	504,275
RenaissanceRe Holdings Ltd.	1,845	548,389
RLI Corp.	3,617	206,314
Safety Insurance Group, Inc.	1,159	84,190
Selective Insurance Group, Inc.	2,641	199,105
†Selectquote, Inc.	567	357
†SiriusPoint Ltd.	7,714	166,160
†Skyward Specialty Insurance Group, Inc.	1,855	81,026
Stewart Information Services Corp.	1,688	103,947
Tiptree, Inc.	1,600	27,072
Travelers Cos., Inc.	5,279	1,539,779
†Trupanion, Inc.	711	18,209
United Fire Group, Inc.	2,034	75,380
Universal Insurance Holdings, Inc.	1,326	45,296
Unum Group	6,850	500,255
W.R. Berkley Corp.	8,009	530,837
White Mountains Insurance Group Ltd.	179	393,256
Willis Towers Watson PLC	2,493	724,715
		28,608,480
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–4.78%
Alphabet, Inc. Class A	79,724	$22,900,055
†Angi, Inc.	163	1,117
†Bumble, Inc. Class A	6,388	20,825
†Cargurus, Inc.	2,955	100,618
†Cars.com, Inc.	3,451	28,022
†DHI Group, Inc.	3,155	8,866
†EverQuote, Inc. Class A	500	7,710
†fuboTV, Inc. Class A	749	7,086
†Grindr, Inc.	2,694	32,570
Match Group, Inc.	5,468	167,922
Meta Platforms, Inc. Class A	31,391	17,959,733
†Pinterest, Inc. Class A	7,883	144,574
†QuinStreet, Inc.	3,300	39,633
†Reddit, Inc. Class A	715	96,275
Shutterstock, Inc.	1,614	26,809
†Snap, Inc. Class A	13,114	60,324
†TripAdvisor, Inc.	4,675	49,835
†Yelp, Inc.	2,364	58,485
Zedge, Inc. Class B	591	1,732
†Ziff Davis, Inc.	1,954	81,990
†ZoomInfo Technologies, Inc.	9,790	58,544
		41,852,725
IT Services–1.01%
Accenture PLC Class A	6,134	1,216,311
†Akamai Technologies, Inc.	4,082	468,818
Amdocs Ltd.	4,487	292,822
†ASGN, Inc.	1,612	62,401
†Cloudflare, Inc. Class A	488	100,694
Cognizant Technology Solutions Corp. Class A	10,584	649,328
†Crexendo, Inc.	2,357	14,543
†DigitalOcean Holdings, Inc.	1,949	167,185
†DXC Technology Co.	6,346	79,769
†EPAM Systems, Inc.	1,255	169,927
†Fastly, Inc. Class A	5,634	163,724
†Gartner, Inc.	1,554	246,060
†Globant SA	1,310	60,404
†GoDaddy, Inc. Class A	2,711	224,118
†Grid Dynamics Holdings, Inc.	2,155	12,284
Hackett Group, Inc.	2,748	35,751
Information Services Group, Inc.	2,900	11,136
International Business Machines Corp.	13,936	3,377,947
†Kyndryl Holdings, Inc.	8,035	105,419
†MongoDB, Inc.	598	146,372
†Okta, Inc.	3,353	263,915
†=Pivotal Software, Inc.	3,203	299
†Research Solutions, Inc.	3,554	8,032
†Snowflake, Inc. Class A	609	91,849
†Twilio, Inc. Class A	4,149	522,027
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Unisys Corp.	1,659	$3,434
VeriSign, Inc.	1,380	342,737
		8,837,306
Leisure Products–0.19%
Acushnet Holdings Corp.	3,432	320,823
†American Outdoor Brands, Inc.	1,803	16,840
Brunswick Corp.	2,522	183,501
†Callaway Golf Co.	7,331	101,754
†Funko, Inc. Class A	1,250	3,938
Hasbro, Inc.	4,346	406,786
JAKKS Pacific, Inc.	616	12,271
Johnson Outdoors, Inc. Class A	436	20,278
†Latham Group, Inc.	1,598	8,581
†Malibu Boats, Inc. Class A	1,084	28,097
Marine Products Corp.	2,133	15,507
†MasterCraft Boat Holdings, Inc.	1,000	20,510
†Mattel, Inc.	18,315	266,117
Polaris, Inc.	2,368	129,056
Smith & Wesson Brands, Inc.	2,575	36,900
†YETI Holdings, Inc.	1,966	71,936
		1,642,895
Life Sciences Tools & Services–0.84%
†10X Genomics, Inc. Class A	1,470	31,208
†Adaptive Biotechnologies Corp.	4,172	57,907
Agilent Technologies, Inc.	5,210	593,836
†Alpha Teknova, Inc.	1,800	5,202
†Avantor, Inc.	13,009	101,991
†Azenta, Inc.	1,794	37,907
†BioLife Solutions, Inc.	3,097	59,091
†Bio-Rad Laboratories, Inc. Class A	570	158,887
Bio-Techne Corp.	2,920	152,599
Bruker Corp.	4,639	167,561
†Champions Oncology, Inc.	1,317	7,573
†Charles River Laboratories International, Inc.	1,615	278,587
†CryoPort, Inc.	2,671	22,116
†Cytek Biosciences, Inc.	2,976	13,005
Danaher Corp.	4,618	875,573
†Fortrea Holdings, Inc.	3,037	28,609
†ICON PLC	90	9,959
†Illumina, Inc.	1,543	190,190
†IQVIA Holdings, Inc.	4,967	847,072
†Maravai LifeSciences Holdings, Inc. Class A	5,321	15,058
†Medpace Holdings, Inc.	909	436,493
Mesa Laboratories, Inc.	221	19,541
†Mettler-Toledo International, Inc.	245	308,994
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Nautilus Biotechnology, Inc.	5,121	$19,869
†OmniAb, Inc.	4,454	6,993
†Pacific Biosciences of California, Inc.	7,405	9,775
†Quanterix Corp.	1,218	4,287
†Repligen Corp.	1,464	172,488
Revvity, Inc.	2,954	258,800
†Seer, Inc.	2,828	4,751
†Sotera Health Co.	9,153	131,254
Thermo Fisher Scientific, Inc.	2,662	1,308,453
†Waters Corp.	2,321	691,194
West Pharmaceutical Services, Inc.	1,251	313,551
		7,340,374
Machinery–3.35%
†3D Systems Corp.	6,912	12,995
Aebi Schmidt Holding AG	2,466	23,945
AGCO Corp.	3,171	367,424
Alamo Group, Inc.	568	93,703
Albany International Corp. Class A	1,256	65,576
Allison Transmission Holdings, Inc.	4,609	539,530
Astec Industries, Inc.	1,462	78,714
Atmus Filtration Technologies, Inc.	1,726	97,985
†Blue Bird Corp.	812	46,114
Caterpillar, Inc.	6,473	4,585,862
†CECO Environmental Corp.	1,187	70,721
Chicago Rivet & Machine Co.	189	1,881
CNH Industrial NV	43,442	477,862
Columbus McKinnon Corp.	1,631	23,698
†Commercial Vehicle Group, Inc.	4,182	14,261
Crane Co.	2,254	385,434
Cummins, Inc.	2,415	1,299,318
Deere & Co.	4,192	2,361,354
Donaldson Co., Inc.	6,272	532,305
Douglas Dynamics, Inc.	1,386	58,337
Dover Corp.	2,841	592,206
Eastern Co.	515	10,424
†Energy Recovery, Inc.	2,984	30,049
Enerpac Tool Group Corp.	2,890	105,398
Enpro, Inc.	1,135	284,488
Esab Corp.	2,239	216,422
ESCO Technologies, Inc.	1,263	355,370
Federal Signal Corp.	3,403	368,000
Flowserve Corp.	5,902	433,856
Fortive Corp.	7,404	409,293
Franklin Electric Co., Inc.	2,494	229,872
†Gates Industrial Corp. PLC	3,772	85,285
†Gencor Industries, Inc.	1,204	18,060
Gorman-Rupp Co.	1,846	114,692
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Graco, Inc.	3,675	$311,089
†Graham Corp.	501	39,539
Greenbrier Cos., Inc.	1,754	92,348
Helios Technologies, Inc.	1,979	128,061
†Hillman Solutions Corp.	9,490	78,957
†Hurco Cos., Inc.	300	4,413
Hyster-Yale, Inc.	834	27,113
IDEX Corp.	1,637	310,293
Illinois Tool Works, Inc.	4,759	1,238,720
Ingersoll Rand, Inc.	6,589	527,911
ITT, Inc.	3,429	653,327
Kadant, Inc.	581	169,855
Kennametal, Inc.	5,039	182,059
†L.B. Foster Co. Class A	762	21,260
Lincoln Electric Holdings, Inc.	3,420	851,854
Lindsay Corp.	475	56,558
Luxfer Holdings PLC	1,289	15,700
†Manitowoc Co., Inc.	3,195	37,222
†Mayville Engineering Co., Inc.	557	9,998
†Middleby Corp.	2,587	342,984
Miller Industries, Inc.	637	29,015
Mueller Industries, Inc.	4,889	541,701
Mueller Water Products, Inc. Class A	8,420	231,466
†NN, Inc.	5,648	8,190
Nordson Corp.	1,271	338,162
Omega Flex, Inc.	460	14,278
Oshkosh Corp.	3,866	569,114
Otis Worldwide Corp.	5,390	415,461
PACCAR, Inc.	9,638	1,113,189
Parker-Hannifin Corp.	844	755,583
Park-Ohio Holdings Corp.	1,241	29,834
Pentair PLC	7,086	617,261
†Perma-Pipe International Holdings, Inc.	757	22,566
†Proto Labs, Inc.	1,067	60,840
†RBC Bearings, Inc.	700	380,184
Snap-on, Inc.	1,224	444,581
†SPX Technologies, Inc.	2,330	465,860
Standex International Corp.	630	160,562
Stanley Black & Decker, Inc.	4,384	311,527
Tennant Co.	863	57,303
Terex Corp.	5,428	320,795
Timken Co.	4,369	439,390
†Titan International, Inc.	2,315	15,997
Toro Co.	3,348	312,837
Trinity Industries, Inc.	4,690	150,924
Twin Disc, Inc.	600	9,042
Wabash National Corp.	2,605	22,455
Watts Water Technologies, Inc. Class A	1,503	436,306
Westinghouse Air Brake Technologies Corp.	3,617	903,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Worthington Enterprises, Inc.	2,613	$136,242
Xylem, Inc.	4,694	560,933
		29,365,217
Marine Transportation–0.08%
†Costamare Bulkers Holdings Ltd.	1,271	19,662
Costamare, Inc.	6,357	107,433
Genco Shipping & Trading Ltd.	2,086	47,039
†Kirby Corp.	2,086	277,188
Matson, Inc.	1,373	225,090
Pangaea Logistics Solutions Ltd.	3,860	27,329
		703,741
Media–0.55%
†Advantage Solutions, Inc.	238	5,031
†AMC Networks, Inc. Class A	1,659	11,265
†Boston Omaha Corp. Class A	1,027	11,995
†Cable One, Inc.	196	17,877
†Charter Communications, Inc. Class A	3,710	800,915
†DoubleVerify Holdings, Inc.	2,056	19,532
Entravision Communications Corp. Class A	4,034	11,981
†EW Scripps Co. Class A	5,690	21,167
Fox Corp. Class A	13,158	730,596
†Gambling.com Group Ltd.	2,200	8,536
Gray Media, Inc.	5,362	23,271
John Wiley & Sons, Inc. Class A	1,790	68,199
†Liberty Broadband Corp. Class A	3,606	181,326
†Magnite, Inc.	7,190	85,417
†Marchex, Inc. Class B	5,340	8,277
New York Times Co. Class A	6,656	557,307
News Corp. Class A	17,038	444,569
Nexstar Media Group, Inc.	2,010	363,468
Omnicom Group, Inc.	13,791	1,038,600
Paramount Skydance Corp. Class B	9,458	85,311
†PubMatic, Inc. Class A	1,163	9,513
Saga Communications, Inc. Class A	635	7,429
Scholastic Corp.	1,560	60,934
Sinclair, Inc.	911	11,788
†Stagwell, Inc.	4,200	26,418
†TechTarget, Inc.	959	3,721
†Thryv Holdings, Inc.	1,751	4,798
†Trade Desk, Inc. Class A	1,770	40,161
†Urban One, Inc.	382	2,086
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†USA TODAY Co., Inc.	11,594	$81,738
†Versant Media Group, Inc.	2,579	95,475
		4,838,701
Metals & Mining–1.13%
Alcoa Corp.	11,273	747,738
†Alpha Metallurgical Resources, Inc.	638	130,962
†Ampco-Pittsburgh Corp.	782	5,255
Caledonia Mining Corp. PLC	1,249	28,215
†Century Aluminum Co.	4,700	275,843
†Cleveland-Cliffs, Inc.	17,895	151,213
†Coeur Mining, Inc.	22,731	426,661
Commercial Metals Co.	7,116	437,136
†Compass Minerals International, Inc.	2,029	47,377
†Dakota Gold Corp.	2,786	14,069
Ferroglobe PLC	9,406	38,753
Fortitude Gold Corp.	1,049	5,203
Freeport-McMoRan, Inc.	18,014	1,058,863
Friedman Industries, Inc.	5	89
Hecla Mining Co.	36,267	675,654
†Idaho Strategic Resources, Inc.	1,820	58,458
Kaiser Aluminum Corp.	589	70,980
Materion Corp.	961	139,009
†Metallus, Inc.	3,184	52,027
†MP Materials Corp.	4,309	207,952
Newmont Corp.	17,528	1,897,406
Nexa Resources SA	4,710	49,879
Nucor Corp.	5,010	847,191
†Ramaco Resources, Inc. Class A	1,466	22,377
Reliance, Inc.	2,061	626,379
Royal Gold, Inc.	1,959	498,546
Ryerson Holding Corp.	3,108	69,868
Southern Copper Corp.	1,543	265,489
Steel Dynamics, Inc.	4,146	746,280
SunCoke Energy, Inc.	6,128	39,893
†Tredegar Corp.	3,415	27,149
Warrior Met Coal, Inc.	2,150	200,273
Worthington Steel, Inc.	2,618	79,456
		9,941,643
Multi-Utilities–0.53%
Ameren Corp.	3,819	419,784
Avista Corp.	2,686	107,816
Black Hills Corp.	964	66,911
CenterPoint Energy, Inc.	9,535	411,531
CMS Energy Corp.	5,086	394,572
Consolidated Edison, Inc.	5,083	575,294
Dominion Energy, Inc.	5,531	341,926
DTE Energy Co.	2,831	413,949
NiSource, Inc.	8,491	396,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Northwestern Energy Group, Inc.	1,697	$111,900
Public Service Enterprise Group, Inc.	5,861	474,448
Sempra	4,488	436,099
Unitil Corp.	1,166	60,912
WEC Energy Group, Inc.	3,452	399,638
		4,610,970
Oil, Gas & Consumable Fuels–5.00%
†Amplify Energy Corp.	3,085	19,250
Antero Midstream Corp.	22,565	514,482
†Antero Resources Corp.	8,049	341,600
APA Corp.	11,924	506,055
Ardmore Shipping Corp.	2,791	42,563
†Battalion Oil Corp.	29	113
California Resources Corp.	4,553	315,159
†Centrus Energy Corp. Class A	700	121,513
Cheniere Energy, Inc.	5,584	1,584,516
Chevron Corp.	20,705	4,283,864
Chord Energy Corp.	671	95,403
†Clean Energy Fuels Corp.	12,425	30,814
†CNX Resources Corp.	7,765	299,341
†Comstock Resources, Inc.	11,629	245,139
ConocoPhillips	22,004	2,904,528
Core Natural Resources, Inc.	2,556	267,690
Coterra Energy, Inc.	25,488	895,648
Crescent Energy Co. Class A	6,087	82,174
†CVR Energy, Inc.	2,972	100,008
Devon Energy Corp.	28,945	1,456,512
DHT Holdings, Inc.	9,475	173,108
Diamondback Energy, Inc.	6,182	1,222,738
Dorian LPG Ltd.	2,455	83,961
DT Midstream, Inc.	4,367	588,104
EOG Resources, Inc.	11,935	1,725,443
Epsilon Energy Ltd.	2,128	13,108
EQT Corp.	13,444	855,576
Evolution Petroleum Corp.	2,220	10,168
Excelerate Energy, Inc. Class A	1,162	38,834
Expand Energy Corp.	5,373	589,848
Exxon Mobil Corp.	51,314	8,705,933
FutureFuel Corp.	4,158	16,008
Granite Ridge Resources, Inc.	3,316	19,465
†Green Plains, Inc.	3,877	63,777
†Gulfport Energy Corp.	473	100,073
HF Sinclair Corp.	8,304	518,087
International Seaways, Inc.	2,158	157,275
Kinder Morgan, Inc.	25,792	864,806
Kinetik Holdings, Inc.	896	43,375
†Kosmos Energy Ltd.	14,647	40,719
Magnolia Oil & Gas Corp. Class A	9,382	296,190
Marathon Petroleum Corp.	6,154	1,502,684
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.	5,316	$335,865
Murphy Oil Corp.	5,919	244,159
NACCO Industries, Inc. Class A	326	16,942
Nordic American Tankers Ltd.	14,832	86,915
Northern Oil & Gas, Inc.	1,139	33,293
Occidental Petroleum Corp.	19,836	1,289,340
ONEOK, Inc.	13,084	1,182,663
Ovintiv, Inc.	13,095	777,319
†Par Pacific Holdings, Inc.	3,626	227,133
PBF Energy, Inc. Class A	5,112	243,433
Peabody Energy Corp.	4,356	143,530
Permian Resources Corp. Class A	19,935	425,014
Phillips 66	7,353	1,339,569
†PrimeEnergy Resources Corp.	202	47,036
Range Resources Corp.	13,109	592,265
†REX American Resources Corp.	1,826	83,211
SandRidge Energy, Inc.	3,035	49,501
Scorpio Tankers, Inc.	1,997	149,096
SFL Corp. Ltd.	6,493	70,059
SM Energy Co.	4,909	153,063
†Talos Energy, Inc.	4,058	63,954
Targa Resources Corp.	5,708	1,431,167
Teekay Corp. Ltd.	3,211	39,206
Teekay Tankers Ltd. Class A	1,148	84,171
Texas Pacific Land Corp.	1,326	629,267
†Uranium Energy Corp.	12,370	166,995
Valero Energy Corp.	4,813	1,189,196
Viper Energy, Inc. Class A	817	38,391
Vitesse Energy, Inc.	1,422	25,823
W&T Offshore, Inc.	4,101	13,984
Williams Cos., Inc.	11,222	816,737
World Kinect Corp.	3,200	73,824
		43,797,773
Paper & Forest Products–0.04%
†Clearwater Paper Corp.	1,500	21,570
Louisiana-Pacific Corp.	2,866	208,501
Mercer International, Inc.	4,679	6,644
Sylvamo Corp.	1,994	84,227
		320,942
Passenger Airlines–0.49%
†Alaska Air Group, Inc.	5,673	208,653
†Allegiant Travel Co.	956	77,474
†American Airlines Group, Inc.	14,699	157,867
Copa Holdings SA Class A	1,782	202,453
Delta Air Lines, Inc.	24,758	1,645,912
†Frontier Group Holdings, Inc.	2,518	8,888
†JetBlue Airways Corp.	12,036	53,199
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†SkyWest, Inc.	2,643	$242,707
Southwest Airlines Co.	12,115	455,160
†Sun Country Airlines Holdings, Inc.	2,980	49,230
†United Airlines Holdings, Inc.	12,582	1,158,425
		4,259,968
Personal Care Products–0.13%
†BellRing Brands, Inc.	2,906	46,758
†Coty, Inc. Class A	28,705	57,697
Edgewell Personal Care Co.	3,074	65,599
†elf Beauty, Inc.	751	45,518
Estee Lauder Cos., Inc. Class A	1,114	79,952
†Herbalife Ltd.	4,218	62,089
†Honest Co., Inc.	7,804	22,944
Interparfums, Inc.	1,241	112,732
Kenvue, Inc.	31,954	550,887
Lifevantage Corp.	2,676	11,560
†Medifast, Inc.	636	6,481
Natural Health Trends Corp.	462	1,289
†Nature's Sunshine Products, Inc.	909	21,807
†Niagen Bioscience, Inc.	5,572	24,573
Nu Skin Enterprises, Inc. Class A	3,625	26,390
†USANA Health Sciences, Inc.	1,458	25,471
		1,161,747
Pharmaceuticals–2.78%
†Amneal Pharmaceuticals, Inc.	8,114	100,857
†Amphastar Pharmaceuticals, Inc.	331	6,484
†ANI Pharmaceuticals, Inc.	935	71,901
†Arvinas, Inc.	1,209	12,815
†Assertio Holdings, Inc.	62	1,182
†Atea Pharmaceuticals, Inc.	4,025	21,654
Bristol-Myers Squibb Co.	41,992	2,546,815
†Collegium Pharmaceutical, Inc.	1,508	49,870
†Corcept Therapeutics, Inc.	1,967	79,290
†Crinetics Pharmaceuticals, Inc.	253	9,189
†Elanco Animal Health, Inc.	18,347	439,044
Eli Lilly & Co.	9,502	8,739,654
†Fulcrum Therapeutics, Inc.	3,143	24,107
†Harmony Biosciences Holdings, Inc.	2,848	79,772
†Indivior Pharmaceuticals, Inc.	3,322	101,255
†Innoviva, Inc.	4,842	112,819
†Jazz Pharmaceuticals PLC	1,708	322,897
Johnson & Johnson	15,815	3,865,819
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†LENZ Therapeutics, Inc.	632	$5,783
†Ligand Pharmaceuticals, Inc.	909	181,482
Merck & Co., Inc.	32,287	3,883,803
Oramed Pharmaceuticals, Inc.	2,680	9,112
Organon & Co.	1,956	11,716
†Pacira BioSciences, Inc.	2,987	67,506
Perrigo Co. PLC	4,955	53,217
Pfizer, Inc.	65,116	1,828,457
Phibro Animal Health Corp. Class A	1,490	82,412
†Pliant Therapeutics, Inc.	1,160	1,462
†Prestige Consumer Healthcare, Inc.	2,516	149,123
†Rafael Holdings, Inc. Class B	887	1,109
†Scilex Holding Co.	39	260
SIGA Technologies, Inc.	4,189	22,411
†Supernus Pharmaceuticals, Inc.	4,014	207,484
Viatris, Inc.	29,225	394,830
Zoetis, Inc.	7,692	909,271
		24,394,862
Professional Services–1.00%
Alight, Inc. Class A	6,750	3,933
†Amentum Holdings, Inc.	2,823	73,624
†Asure Software, Inc.	1,711	14,715
Automatic Data Processing, Inc.	5,558	1,129,274
Barrett Business Services, Inc.	1,991	58,097
BGSF, Inc.	458	2,963
Booz Allen Hamilton Holding Corp.	3,300	257,499
Broadridge Financial Solutions, Inc.	2,450	398,076
†CACI International, Inc. Class A	967	525,922
†CBIZ, Inc.	1,981	53,190
†Clarivate PLC	6,339	16,038
Concentrix Corp.	951	26,019
†Conduent, Inc.	11,528	14,756
CRA International, Inc.	465	75,274
†DLH Holdings Corp.	697	4,057
Equifax, Inc.	2,435	438,470
†ExlService Holdings, Inc.	5,939	180,843
Exponent, Inc.	921	60,095
†First Advantage Corp.	8,659	101,830
†Forrester Research, Inc.	1,302	7,369
†Franklin Covey Co.	769	12,142
†FTI Consulting, Inc.	1,233	217,957
Genpact Ltd.	4,452	165,837
HireQuest, Inc.	768	7,665
†Huron Consulting Group, Inc.	1,120	142,789
†IBEX Holdings Ltd.	574	15,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
ICF International, Inc.	989	$64,572
Insperity, Inc.	1,316	35,585
Jacobs Solutions, Inc.	2,662	338,819
KBR, Inc.	5,931	218,617
Kelly Services, Inc. Class A	2,914	25,789
Kforce, Inc.	774	22,632
Korn Ferry	3,509	220,892
†Legalzoom.com, Inc.	4,946	28,044
Leidos Holdings, Inc.	4,486	697,663
ManpowerGroup, Inc.	1,931	56,887
Maximus, Inc.	2,858	183,198
†Mistras Group, Inc.	2,371	35,043
†Parsons Corp.	3,000	162,510
Paychex, Inc.	6,268	577,408
Paycom Software, Inc.	1,219	148,157
†Paylocity Holding Corp.	950	102,638
†RCM Technologies, Inc.	1,000	19,140
Resources Connection, Inc.	3,042	11,347
Robert Half, Inc.	3,366	85,496
Science Applications International Corp.	2,091	198,478
SS&C Technologies Holdings, Inc.	5,701	385,217
TaskUS, Inc. Class A	3,000	20,130
†TIC Solutions, Inc.	3,751	24,682
TransUnion	4,247	293,850
TriNet Group, Inc.	876	31,913
†TrueBlue, Inc.	2,836	11,089
†TTEC Holdings, Inc.	3,257	8,142
UL Solutions, Inc. Class A	281	24,084
†Upwork, Inc.	4,512	49,451
Verisk Analytics, Inc.	2,961	561,850
†Verra Mobility Corp.	5,939	84,868
†Willdan Group, Inc.	746	57,114
		8,789,134
Real Estate Management & Development–0.35%
†AMREP Corp.	442	12,433
†CBRE Group, Inc. Class A	6,244	845,812
†CKX Lands, Inc.	100	1,035
†Compass, Inc. Class A	26,094	190,747
†CoStar Group, Inc.	4,483	180,844
†Cushman & Wakefield Ltd.	9,105	111,627
†Douglas Elliman, Inc.	3,734	6,124
eXp World Holdings, Inc.	1,193	7,146
†Five Point Holdings LLC Class A	1,459	7,062
†Forestar Group, Inc.	2,282	55,772
†FRP Holdings, Inc.	2,382	52,118
†Howard Hughes Holdings, Inc.	2,366	149,673
†Jones Lang LaSalle, Inc.	2,064	628,116
Kennedy-Wilson Holdings, Inc.	9,523	103,039
Marcus & Millichap, Inc.	2,435	64,747
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Maui Land & Pineapple Co., Inc.	1,011	$15,559
Newmark Group, Inc. Class A	9,823	147,247
†RE/MAX Holdings, Inc. Class A	1,472	8,479
RMR Group, Inc. Class A	1,499	23,190
†Seaport Entertainment Group, Inc.	594	12,759
St. Joe Co.	2,123	133,324
†Stratus Properties, Inc.	394	12,025
†Tejon Ranch Co.	3,049	57,443
†Zillow Group, Inc. Class A	6,226	257,648
		3,083,969
Semiconductors & Semiconductor Equipment–9.74%
†Advanced Micro Devices, Inc.	6,510	1,324,329
†Allegro MicroSystems, Inc.	5,433	171,302
†Alpha & Omega Semiconductor Ltd.	978	21,672
†Ambarella, Inc.	809	41,643
Amkor Technology, Inc.	10,597	477,183
†Amtech Systems, Inc.	1,163	13,584
Analog Devices, Inc.	3,447	1,096,629
Applied Materials, Inc.	5,150	1,760,218
†Astera Labs, Inc.	552	60,499
†Axcelis Technologies, Inc.	1,222	113,744
Broadcom, Inc.	23,600	7,304,436
†CEVA, Inc.	1,018	19,016
†Cirrus Logic, Inc.	2,630	380,351
†Cohu, Inc.	2,659	81,419
†Credo Technology Group Holding Ltd.	2,502	234,863
†Diodes, Inc.	2,071	141,366
†Enphase Energy, Inc.	1,541	58,265
Entegris, Inc.	3,102	363,678
†Everspin Technologies, Inc.	2,446	21,500
†First Solar, Inc.	2,316	456,854
†FormFactor, Inc.	3,500	339,465
†GLOBALFOUNDRIES, Inc.	3,030	134,774
†Ichor Holdings Ltd.	1,913	89,165
†indie Semiconductor, Inc. Class A	2,266	7,297
†Intel Corp.	44,887	1,980,863
†inTEST Corp.	1,085	14,810
KLA Corp.	1,967	2,896,230
Kulicke & Soffa Industries, Inc.	2,179	143,204
Lam Research Corp.	17,117	3,657,218
†Lattice Semiconductor Corp.	1,655	153,518
†MACOM Technology Solutions Holdings, Inc.	914	202,972
†Magnachip Semiconductor Corp.	1,402	3,926
Marvell Technology, Inc.	6,057	599,946
†MaxLinear, Inc.	2,776	48,275
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	7,766	$501,761
Micron Technology, Inc.	9,842	3,325,021
MKS, Inc.	1,974	453,645
Monolithic Power Systems, Inc.	489	534,648
†Navitas Semiconductor Corp.	3,750	32,888
NVE Corp.	375	24,563
NVIDIA Corp.	274,072	47,798,157
NXP Semiconductors NV	4,625	910,478
†ON Semiconductor Corp.	11,423	707,312
†Onto Innovation, Inc.	1,537	315,193
†PDF Solutions, Inc.	2,280	74,579
†Penguin Solutions, Inc.	2,460	43,296
†Photronics, Inc.	2,572	103,935
Power Integrations, Inc.	1,961	100,403
Qnity Electronics, Inc. Class W/I	4,641	535,479
†Qorvo, Inc.	3,559	275,467
QUALCOMM, Inc.	13,493	1,737,629
†Rambus, Inc.	3,338	287,168
†Silicon Laboratories, Inc.	1,367	284,541
†SiTime Corp.	581	200,648
Skyworks Solutions, Inc.	4,092	219,127
†SolarEdge Technologies, Inc.	763	38,951
†Synaptics, Inc.	1,559	109,192
Teradyne, Inc.	2,029	601,517
Texas Instruments, Inc.	7,135	1,385,189
†Ultra Clean Holdings, Inc.	2,522	156,818
Universal Display Corp.	1,230	112,742
†Veeco Instruments, Inc.	2,578	87,291
		85,371,852
Software–5.91%
A10 Networks, Inc.	2,287	52,875
†ACI Worldwide, Inc.	5,149	211,160
Adeia, Inc.	7,533	181,018
†Adobe, Inc.	5,001	1,215,643
†Agilysys, Inc.	153	10,884
†Alarm.com Holdings, Inc.	1,772	76,533
†Amplitude, Inc. Class A	3,306	22,547
†Appfolio, Inc. Class A	499	78,752
†AppLovin Corp. Class A	3,513	1,398,174
†Atlassian Corp. Class A	315	21,499
†Aurora Innovation, Inc.	51,254	211,166
†Autodesk, Inc.	1,803	431,638
†AvePoint, Inc.	3,296	31,345
Bentley Systems, Inc. Class B	2,883	101,251
†Bill Holdings, Inc.	1,820	69,706
†Blackbaud, Inc.	1,142	44,093
†BlackLine, Inc.	719	26,603
†Box, Inc. Class A	2,831	66,925
†C3.ai, Inc. Class A	4,371	36,804
†Cadence Design Systems, Inc.	913	253,695
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†CCC Intelligent Solutions Holdings, Inc.	20,027	$120,162
†Cerence, Inc.	2,409	15,201
Clear Secure, Inc. Class A	1,392	67,387
†Commvault Systems, Inc.	456	35,518
†Consensus Cloud Solutions, Inc.	1,160	27,538
†Crowdstrike Holdings, Inc. Class A	408	159,287
†CS Disco, Inc.	2,868	10,956
†Daily Journal Corp.	100	48,234
†Datadog, Inc. Class A	627	74,017
†Digital Turbine, Inc.	3,073	8,850
†Docusign, Inc.	1,959	92,876
Dolby Laboratories, Inc. Class A	2,255	135,435
†Dropbox, Inc. Class A	4,063	92,311
†Dynatrace, Inc.	4,553	168,370
†eGain Corp.	796	6,280
†Fair Isaac Corp.	302	322,397
†Five9, Inc.	794	12,045
†Fortinet, Inc.	9,997	816,955
†Freshworks, Inc. Class A	6,955	55,849
Gen Digital, Inc.	24,225	456,157
†Guidewire Software, Inc.	1,002	149,859
†HubSpot, Inc.	157	38,324
†I3 Verticals, Inc. Class A	1,655	37,006
†Intapp, Inc.	705	18,111
InterDigital, Inc.	1,639	494,978
Intuit, Inc.	1,168	505,020
†LiveRamp Holdings, Inc.	2,668	70,755
†Manhattan Associates, Inc.	1,182	157,348
Microsoft Corp.	93,290	34,533,159
†Mitek Systems, Inc.	3,573	48,236
†N-able, Inc.	5,589	26,101
†nCino, Inc.	3,473	52,026
†NCR Voyix Corp.	9,975	63,142
†Nutanix, Inc. Class A	2,597	98,712
†ON24, Inc.	506	4,099
OneSpan, Inc.	2,510	26,430
†Ooma, Inc.	1,800	26,190
Oracle Corp.	15,994	2,352,877
†Palantir Technologies, Inc. Class A	4,814	704,192
†Palo Alto Networks, Inc.	1,637	262,444
†PAR Technology Corp.	1,037	13,823
Pegasystems, Inc.	4,160	177,050
†Porch Group, Inc.	1,703	12,211
†Progress Software Corp.	2,321	59,534
†PTC, Inc.	1,895	270,019
†Q2 Holdings, Inc.	712	33,678
†Qualys, Inc.	1,293	113,590
†Red Violet, Inc.	199	6,885
†Rimini Street, Inc.	6,516	21,372
RingCentral, Inc. Class A	628	23,355
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Riot Platforms, Inc.	10,614	$131,189
Roper Technologies, Inc.	949	335,813
Salesforce, Inc.	7,309	1,364,371
†Samsara, Inc. Class A	1,356	42,972
†SentinelOne, Inc. Class A	3,597	46,329
†ServiceNow, Inc.	1,695	177,212
†SoundThinking, Inc.	558	3,694
†Sprinklr, Inc. Class A	2,904	17,424
†SPS Commerce, Inc.	282	15,699
†Synopsys, Inc.	1,040	412,339
†Telos Corp.	3,621	15,172
†Teradata Corp.	2,695	69,073
†Trimble, Inc.	5,938	387,336
†Tyler Technologies, Inc.	575	196,869
†UiPath, Inc. Class A	13,306	147,697
†Unity Software, Inc.	9,692	212,642
†Vertex, Inc. Class A	1,395	16,587
†Workday, Inc. Class A	315	40,925
†Xperi, Inc.	3,013	16,873
†Yext, Inc.	4,098	15,736
†Zoom Communications, Inc. Class A	5,062	406,934
†Zscaler, Inc.	476	66,778
		51,808,326
Specialty Retail–2.25%
†1-800-Flowers.com, Inc. Class A	3,054	9,284
†Abercrombie & Fitch Co. Class A	1,691	154,507
Academy Sports & Outdoors, Inc.	3,257	183,858
Advance Auto Parts, Inc.	2,697	142,267
American Eagle Outfitters, Inc.	6,933	115,781
†America's Car-Mart, Inc.	473	6,021
Arhaus, Inc.	2,348	15,919
Arko Corp.	4,300	23,908
†Asbury Automotive Group, Inc.	1,012	197,755
†AutoNation, Inc.	2,262	441,678
†AutoZone, Inc.	107	361,422
Bath & Body Works, Inc.	4,665	87,096
†Bed Bath & Beyond, Inc.	3,668	17,020
Best Buy Co., Inc.	11,310	726,102
†Boot Barn Holdings, Inc.	1,597	233,737
Buckle, Inc.	3,060	154,102
Build-A-Bear Workshop, Inc.	1,134	42,468
†Burlington Stores, Inc.	1,720	559,654
Caleres, Inc.	1,642	17,307
Camping World Holdings, Inc. Class A	1,466	10,013
†CarMax, Inc.	5,033	209,272
†Carvana Co.	904	284,200
†Cato Corp. Class A	2,294	6,492
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Chewy, Inc. Class A	1,823	$49,221
†Citi Trends, Inc.	946	40,981
Designer Brands, Inc. Class A	3,126	17,787
†Destination XL Group, Inc.	4,125	2,104
Dick's Sporting Goods, Inc.	3,822	757,864
†Duluth Holdings, Inc. Class B	753	2,379
†Five Below, Inc.	2,411	550,865
†Floor & Decor Holdings, Inc. Class A	3,070	155,956
Gap, Inc.	12,803	309,833
Group 1 Automotive, Inc.	667	220,530
†GrowGeneration Corp.	2,382	2,620
Haverty Furniture Cos., Inc.	1,170	24,781
Home Depot, Inc.	12,308	4,047,978
J Jill, Inc.	987	11,311
†Lands' End, Inc.	2,935	32,989
Lithia Motors, Inc.	1,439	359,347
Lowe's Cos., Inc.	2,613	617,400
†MarineMax, Inc.	1,791	48,464
Monro, Inc.	2,081	33,379
Murphy USA, Inc.	828	409,007
†National Vision Holdings, Inc.	3,754	97,229
†OneWater Marine, Inc. Class A	769	7,267
†O'Reilly Automotive, Inc.	3,962	365,732
†Outdoor Holding Co.	8,400	16,884
Penske Automotive Group, Inc.	2,276	340,307
†Petco Health & Wellness Co., Inc.	3,697	10,278
†PetMed Express, Inc.	1,442	3,288
†Revolve Group, Inc.	1,075	24,306
†RH	613	85,710
Ross Stores, Inc.	7,247	1,569,918
†Sally Beauty Holdings, Inc.	4,190	58,031
Shoe Carnival, Inc.	2,018	31,461
Signet Jewelers Ltd.	1,926	163,017
†Sleep Number Corp.	1,810	3,249
Sonic Automotive, Inc. Class A	1,581	108,409
†Sportsman's Warehouse Holdings, Inc.	1,747	2,463
†Stitch Fix, Inc. Class A	990	3,277
Tandy Leather Factory, Inc.	3,803	8,785
†Tilly's, Inc. Class A	2,120	8,586
TJX Cos., Inc.	15,246	2,434,786
Tractor Supply Co.	11,121	503,781
†Ulta Beauty, Inc.	1,064	556,163
Upbound Group, Inc.	3,348	60,431
†Urban Outfitters, Inc.	5,860	371,231
†Valvoline, Inc.	6,336	213,396
†Victoria's Secret & Co.	3,220	149,279
†Warby Parker, Inc. Class A	3,085	65,001
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Wayfair, Inc. Class A	1,156	$86,943
Williams-Sonoma, Inc.	3,307	602,965
Winmark Corp.	151	64,560
†Zumiez, Inc.	1,585	35,124
		19,746,516
Technology Hardware, Storage & Peripherals–5.78%
Apple, Inc.	168,543	42,774,528
†Corsair Gaming, Inc.	5,089	28,244
†CPI Card Group, Inc.	137	1,988
Dell Technologies, Inc. Class C	1,657	271,963
†Diebold Nixdorf, Inc.	1,512	114,065
†Everpure, Inc. Class A	2,475	146,124
Hewlett Packard Enterprise Co.	29,162	694,347
HP, Inc.	10,555	202,761
†IonQ, Inc.	902	26,005
NetApp, Inc.	5,766	590,381
†Sandisk Corp.	2,861	1,817,708
Seagate Technology Holdings PLC	3,102	1,215,239
†Super Micro Computer, Inc.	2,536	57,745
†Turtle Beach Corp.	601	6,094
Western Digital Corp.	10,112	2,735,195
Xerox Holdings Corp.	13,402	17,289
		50,699,676
Textiles, Apparel & Luxury Goods–0.51%
†Allbirds, Inc. Class A	103	310
†Birkenstock Holding PLC	4,349	155,825
†Capri Holdings Ltd.	2,146	37,813
Carter's, Inc.	1,451	51,888
Columbia Sportswear Co.	1,633	89,505
†Crocs, Inc.	2,150	178,493
Crown Crafts, Inc.	3,339	8,598
†Culp, Inc.	857	2,348
†Deckers Outdoor Corp.	4,185	418,877
†Figs, Inc. Class A	10,968	161,997
†Fossil Group, Inc.	312	1,345
G-III Apparel Group Ltd.	1,942	53,793
Jerash Holdings U.S., Inc.	2,837	8,199
Kontoor Brands, Inc.	2,536	178,255
Lakeland Industries, Inc.	306	2,506
Levi Strauss & Co. Class A	3,482	64,382
†Lululemon Athletica, Inc.	3,335	510,589
Movado Group, Inc.	1,488	36,337
NIKE, Inc. Class B	6,958	367,522
Oxford Industries, Inc.	824	31,732
PVH Corp.	2,004	139,799
Ralph Lauren Corp.	1,882	647,389
Rocky Brands, Inc.	542	20,986
Steven Madden Ltd.	2,507	85,037
Superior Group of Cos., Inc.	478	4,856
Tapestry, Inc.	5,957	840,592
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Under Armour, Inc. Class A	17,063	$99,807
†Unifi, Inc.	1,589	5,673
†Vera Bradley, Inc.	4,817	15,222
VF Corp.	10,023	170,291
Wolverine World Wide, Inc.	2,673	43,623
		4,433,589
Tobacco–0.22%
Altria Group, Inc.	7,762	512,214
Philip Morris International, Inc.	7,457	1,232,940
Turning Point Brands, Inc.	1,001	86,877
Universal Corp.	1,492	78,629
		1,910,660
Trading Companies & Distributors–1.05%
Air Lease Corp.	348	22,599
Alta Equipment Group, Inc.	1,479	7,942
Applied Industrial Technologies, Inc.	1,951	517,639
†BlueLinx Holdings, Inc.	383	20,751
Boise Cascade Co.	1,283	97,316
†Core & Main, Inc. Class A	4,834	238,800
†Custom Truck One Source, Inc.	7,065	46,417
†Distribution Solutions Group, Inc.	1,378	36,159
†DNOW, Inc.	11,683	139,145
†DXP Enterprises, Inc.	1,018	142,245
EVI Industries, Inc.	812	16,711
Fastenal Co.	17,456	809,958
Ferguson Enterprises, Inc.	6,842	1,595,965
GATX Corp.	2,433	415,410
Global Industrial Co.	2,361	74,419
Herc Holdings, Inc.	1,732	172,421
†Hudson Technologies, Inc.	2,788	16,393
Karat Packaging, Inc.	551	15,384
McGrath RentCorp	1,500	165,420
MSC Industrial Direct Co., Inc. Class A	2,560	236,211
†NPK International, Inc.	4,967	71,972
Rush Enterprises, Inc. Class A	4,728	310,403
†SiteOne Landscape Supply, Inc.	1,945	258,899
†Titan Machinery, Inc.	1,745	29,176
†Transcat, Inc.	587	43,115
United Rentals, Inc.	2,453	1,787,158
Watsco, Inc.	700	254,653
WESCO International, Inc.	2,100	574,602
Willis Lease Finance Corp.	375	63,848
WW Grainger, Inc.	972	1,060,267
		9,241,398
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
American States Water Co.	1,681	$127,117
American Water Works Co., Inc.	2,894	393,845
Artesian Resources Corp. Class A	575	18,314
California Water Service Group	2,184	99,023
Consolidated Water Co. Ltd.	860	28,483
Essential Utilities, Inc.	1,390	55,975
Global Water Resources, Inc.	1,585	12,030
H2O America	1,157	67,881
Middlesex Water Co.	668	34,769
†Pure Cycle Corp.	1,628	16,378
York Water Co.	500	15,225
		869,040
Wireless Telecommunication Services–0.25%
Array Digital Infrastructure, Inc.	2,733	126,100
†Gogo, Inc.	4,647	18,681
Spok Holdings, Inc.	803	8,753
Telephone & Data Systems, Inc.	6,032	253,947
T-Mobile U.S., Inc.	8,534	1,792,396
		2,199,877
Total Common Stock (Cost $384,250,189)		874,286,786
RIGHTS–0.00%
†=ABIOMED, Inc.	626	639
†=Aduro Biotech, Inc.	227	86
†=Akero Therapeutics, Inc.	393	255
†=Albireo Pharma, Inc.	900	5,742
†=Chinook Therapeutics, Inc.	3,834	0
†=HilleVax, Inc.	1,380	155
†=Mirati Therapeutics, Inc.	1,120	3,338
†=Poseida Therapeutics, Inc.	2,501	1,250
†=Resolute Forest Products, Inc.	6,285	1,674
†=Sage Therapeutics, Inc.	2,104	989
†=Spectrum Pharmaceuticals, Inc.	5,260	0
†=Verve Therapeutics, Inc.	1,676	3,117
Total Rights (Cost $15,837)		17,245
WARRANT–0.00%
†Xerox Holdings Corp. exp 2/14/28 exercise price USD 8.00	6,701	606
Total Warrant (Cost $0)		606

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,283,985	$2,283,985
Total Money Market Fund (Cost $2,283,985)		2,283,985

TOTAL INVESTMENTS–100.03% (Cost $386,550,011)	$876,588,622
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(229,239)
NET ASSETS APPLICABLE TO 38,881,670 SHARES OUTSTANDING–100.00%	$876,359,383

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 2 Fund–27